UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number:	811-09101

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 9

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	10/31/2011

Date of reporting period:	4/30/2011

Item 1 – Reports to Stockholders

SEMIANNUAL REPORT	APRIL 30, 2011

Prudential International Real Estate Fund

Fund Type Sector stock Objective To seek capital appreciation and income

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of April 30, 2011, were not audited and, accordingly, no auditor’s opinion is expressed on them.

Prudential Investments, Prudential, the Prudential logo, and the Rock symbol are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

To enroll in e-delivery, go to www.prudentialfunds.com/edelivery

June 2, 2011

Dear Shareholder:

On the following pages, you’ll find your Fund’s semiannual report, including a table showing performance from the Fund’s inception in late December 2010 through April 30, 2011. The report also contains a listing of the Fund’s holdings at period-end. Semiannual reports are interim statements furnished between the Fund’s annual reports, which include an analysis of Fund performance over the fiscal year in addition to other data.

Mutual fund prices and returns will rise or fall over time, and asset managers tend to have periods when they perform better or worse than their long-term average. The best measures of a mutual fund’s quality are its return compared to that of similar investments and the variability of its return over the long term. We recommend that you review your portfolio regularly with your financial professional.

Thank you for choosing the Prudential Investments® family of mutual funds.

Sincerely,

Judy A. Rice, President

Prudential International Real Estate Fund

Prudential International Real Estate Fund	1

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. Class A shares have a maximum initial sales charge of 5.50%. Gross operating expenses: Class A, 3.54%; Class B, 4.24%; Class C, 4.24%; Class Z, 3.24%. Net operating expenses: Class A, 1.60%; Class B, 2.35%; Class C, 2.35%; Class Z, 1.35%, after contractual reduction through 2/29/2012.

Cumulative Total Returns (Without Sales Charges) as of 4/30/11
Since Inception
Class A	5.00%
Class B	4.80
Class C	4.80
Class Z	5.10
FTSE EPRA/NAREIT Developed ex-U.S. Net Index	5.27
Lipper Average	5.47

Average Annual Total Returns (With Sales Charges) as of 3/31/11
Since Inception
Class A	N/A
Class B	N/A
Class C	N/A
Class Z	N/A
FTSE EPRA/NAREIT Developed ex-U.S. Net Index	N/A
Lipper Average	N/A

Source: Prudential Investments LLC and Lipper Inc. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of such fee waivers and/or expense reimbursements, total returns would be lower.

Inception date: 12/21/10

The average annual total returns take into account applicable sales charges. Class A, Class B, and Class C shares are subject to an annual distribution and service (12b-1) fee of up to 0.30%, 1.00%, and 1.00% respectively. Under certain limited circumstances, an exchange may be made from Class A, Class B, or Class C shares to Class Z shares of the Fund. Approximately seven years after purchase, Class B will automatically convert to Class A shares on a quarterly basis. Class Z shares are not subject to a 12b-1 fee. All investors who purchase Class A shares in the amount of $1 million or more and sell these shares within 12 months of purchase are not subject to a front-end sales charge but are subject to a contingent deferred sales charge (CDSC) of 1%, including investors who purchase their shares through broker-dealers affiliated with Prudential. Class B and

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Class C shares are subject to a maximum CDSC of 5% and 1%, respectively. Class Z shares are not subject to a sales charge. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares.

Benchmark Definitions

FTSE EPRA/NAREIT Developed ex-U.S. Net Index

The Financial Times Stock Exchange European Public Real Estate Association/National Association of Real Estate Investment Trusts (FTSE EPRA/NAREIT) Developed ex-US Net Total Return Index is an unmanaged index that tracks the performance of listed REITs and real estate companies globally, excluding the U.S.

Lipper Equity International Real Estate Funds Average

The Lipper International Real Estate Funds invest at least 75% of their equity portfolio in shares of companies engaged in the real estate industry that are strictly outside of the U.S. or whose securities are principally traded outside of the U.S.

Investors cannot invest directly in an index or average. The returns for the FTSE EPRA/NAREIT Developed ex-U.S. Net Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses of a mutual fund, but not sales charges or taxes.

Five Largest Holdings expressed as a percentage of net assets as of 4/30/11
Sun Hung Kai Properties Ltd., Diversified Real Estate Activities	7.4%
Westfield Group, REIT, Retail REIT’s	4.9
Mitsubishi Estate Co. Ltd., Diversified Real Estate Activities	4.0
Unibail-Rodamco, REIT, Retail REIT’s	3.9
Hongkong Land Holdings Ltd., Real Estate Operating Companies	3.7

Holdings reflect only long-term investments and are subject to change.

Five Largest Industries expressed as a percentage of net assets as of 4/30/11
Diversified Real Estate Activities	28.8%
Retail REIT’s	21.3
Diversified REIT’s	14.1
Real Estate Operating Companies	12.0
Real Estate Development	6.7

Industry weightings reflect only long-term investments and are subject to change.

Prudential International Real Estate Fund	3

Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on November 1, 2010, at the beginning of the period, and held through the six-month period ended April 30, 2011. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of Prudential Investments funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and

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expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential International Real Estate Fund		Beginning Account Value November 1, 2010	Ending Account Value April 30, 2011	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual**	$1,000.00	$1,050.00	1.60%	$5.89
	Hypothetical	$1,000.00	$1,016.86	1.60%	$8.00

Class B	Actual**	$1,000.00	$1,048.00	2.35%	$8.64
	Hypothetical	$1,000.00	$1,013.14	2.35%	$11.73

Class C	Actual**	$1,000.00	$1,048.00	2.35%	$8.64
	Hypothetical	$1,000.00	$1,013.14	2.35%	$11.73

Class Z	Actual**	$1,000.00	$1,051.00	1.35%	$4.97
	Hypothetical	$1,000.00	$1,018.10	1.35%	$6.76

* Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended April 30, 2011, and divided by the 365 days in the Fund’s fiscal year ending October 31, 2011 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying funds in which the Fund may invest.

** “Actual” expenses are calculated using the 131 day period ended April 30, 2011 due to the Class’s inception date of December 21, 2010.

Prudential International Real Estate Fund	5

Portfolio of Investments

as of April 30, 2011 (Unaudited)

Shares	Description	Value (Note 1)

LONG-TERM INVESTMENTS 97.2%
COMMON STOCKS

Australia 16.7%
79,100	CFS Retail Property Trust, REIT	$155,195
21,300	Charter Hall Office, REIT	81,947
37,400	Charter Hall Retail, REIT	131,181
183,300	Dexus Property Group, REIT	176,804
50,000	FKP Property Group	42,748
268,000	Goodman Group, REIT	208,565
68,000	GPT Group, REIT	235,529
202,700	Investa Office Fund, REIT	139,972
72,300	Stockland, REIT	299,556
61,900	Westfield Group, REIT	611,991

		2,083,488

Austria 0.4%
7,051	Atrium European Real Estate Ltd.	48,249

Belgium 0.4%
344	Cofinimmo, REIT	52,939

Canada 4.3%
8,400	Canadian Apartment Properties, REIT	169,127
11,200	Chartwell Seniors Housing Real Estate Investment Trust, REIT	105,117
9,900	RioCan Real Estate Investment Trust, REIT	265,249

		539,493

Finland 1.2%
12,946	Citycon Oyj	61,360
14,560	Sponda Oyj	85,831

		147,191

France 6.1%
493	ICADE, REIT	63,243
3,916	Klepierre, REIT	160,898
322	Societe Immobiliere de Location pour l’Industrie et le Commerce, REIT	48,289
2,078	Unibail-Rodamco, REIT	486,144

		758,574

Hong Kong 25.8%
118,000	Champion Real Estate Investment Trust, REIT	68,373
146,000	China Overseas Land & Investment Ltd.	280,861

See Notes to Financial Statements.

Prudential International Real Estate Fund	7

Portfolio of Investments

as of April 30, 2011 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Hong Kong (cont’d.)
76,000	Hang Lung Properties Ltd.	$338,593
26,000	Henderson Land Development Co. Ltd.	177,937
61,000	Hongkong Land Holdings Ltd.	456,890
26,000	Hysan Development Co. Ltd.	121,359
8,500	Kerry Properties Ltd.	45,311
38,000	Link (The), REIT	119,633
212,000	New World China Land Ltd.	76,160
34,000	New World Development Co. Ltd.	59,627
97,500	Shimao Property Holdings Ltd.	132,574
74,000	Sino Land Co. Ltd.	130,158
59,000	Sun Hung Kai Properties Ltd.	921,513
39,700	Wharf Holdings Ltd. (The)	290,354

		3,219,343

Italy 0.7%
73,307	Beni Stabili SpA, REIT(a)	82,954

Japan 15.4%
8,500	AEON Mall Co. Ltd.	202,034
1,600	Daito Trust Construction Co. Ltd.	127,227
15,000	Daiwa House Industry Co. Ltd.	179,930
29,000	Mitsubishi Estate Co. Ltd.	503,384
24,000	Mitsui Fudosan Co. Ltd.	409,789
6	Nippon Accommodations Fund, Inc., REIT	43,938
16	Nippon Building Fund, Inc., REIT	160,759
14,000	Sumitomo Realty & Development Co. Ltd.	286,679

		1,913,740

Netherlands 3.7%
958	Corio NV, REIT	67,840
3,099	Eurocommercial Properties NV, REIT	159,276
1,042	VastNed Retail NV, REIT	79,869
1,477	Wereldhave NV, REIT	154,339

		461,324

Norway 0.7%
40,900	Norwegian Property ASA(a)	82,632

Singapore 8.9%
36,000	Ascendas Real Estate Investment Trust, REIT	59,704
84,000	Cache Logistics Trust, REIT	65,537

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Singapore (cont’d.)
43,000	Capitaland Ltd.	$119,440
25,000	CapitaMall Trust, REIT	38,601
109,000	CDL Hospitality Trusts, REIT	179,878
13,000	City Developments Ltd.	125,747
25,000	Global Logistic Properties Ltd.(a)	39,418
54,000	Keppel Land Ltd.	183,963
122,000	Mapletree Commercial Trust, REIT(a)	87,709
36,000	Mapletree Industrial Trust, REIT	31,763
139,000	Suntec Real Estate Investment Trust, REIT	172,607

		1,104,367

Sweden 1.8%
9,206	Hufvudstaden AB (Class A Stock)	118,076
10,966	Klovern AB	59,526
4,683	Kungsleden AB	49,407

		227,009

Switzerland 1.3%
1,746	PSP Swiss Property AG(a)	158,856

United Kingdom 9.8%
19,806	British Land Co. PLC, REIT	198,662
23,211	Great Portland Estates PLC, REIT	163,262
24,420	Hammerson PLC, REIT	191,753
27,610	Land Securities Group PLC, REIT	362,027
37,602	SEGRO PLC, REIT	204,189
11,644	Shaftesbury PLC, REIT	99,776

		1,219,669

	TOTAL LONG-TERM INVESTMENTS (cost $11,488,566)	12,099,828

SHORT-TERM INVESTMENT 0.6%

AFFILIATED MONEY MARKET MUTUAL FUND
75,550	Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $75,550)(b)	75,550

	TOTAL INVESTMENTS 97.8% (cost $11,564,116; Note 5)	12,175,378
	Other assets in excess of liabilities(c) 2.2%	278,476

	NET ASSETS 100%	$12,453,854

See Notes to Financial Statements.

Prudential International Real Estate Fund	9

Portfolio of Investments

as of April 30, 2011 (Unaudited) continued

The following abbreviations are used in the Portfolio descriptions:

REIT—Real Estate Investment Trust

JPY—Japanese Yen

(a)	Non-income producing security.
(b)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.
(c)	Other assets in excess of liabilities includes net unrealized appreciation on the following derivative contract held at reporting period end:

Forward foreign currency exchange contract outstanding at April 30, 2011:

Purchase Contract	Counterparty	Notional Amount (000)		Value at Settlement Date Payable	Current Value	Unrealized Appreciation
Japanese Yen, Expiring 05/06/11	Brown Brothers Harriman & Co.	JPY	1,381	$16,793	$17,028	$235

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities, and mutual funds which trade at daily net asset value.

Level 2—other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3—significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

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The following is a summary of the inputs used as of April 30, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks:
Australia	$2,083,488	$—	$—
Austria	48,249	—	—
Belgium	52,939	—	—
Canada	539,493	—	—
Finland	147,191	—	—
France	758,574	—	—
Hong Kong	3,219,343	—	—
Italy	82,954	—	—
Japan	1,913,740	—	—
Netherlands	461,324	—	—
Norway	82,632	—	—
Singapore	1,104,367	—	—
Sweden	227,009	—	—
Switzerland	158,856	—	—
United Kingdom	1,219,669	—	—
Affiliated Money Market Mutual Fund	75,550	—	—
Other Financial Instruments*
Foreign Forward Currency Contract	—	235	—

Total	$12,175,378	$235	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of April 30, 2011 were as follows:

Diversified Real Estate Activities	28.8%
Retail REIT’s	21.3
Diversified REIT’s	14.1
Real Estate Operating Companies	12.0
Real Estate Development	6.7
Office REIT’s	5.7
Industrial REIT’s	4.6
Specialized REIT’s	2.2
Residential REIT’s	1.8
Affiliated Money Market Mutual Fund	0.6

97.8
Other assets in excess of liabilities	2.2

100.0%

See Notes to Financial Statements.

Prudential International Real Estate Fund	11

Portfolio of Investments

as of April 30, 2011 (Unaudited) continued

The Fund invested in various derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments was foreign exchange risk.

The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of April 30, 2011 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Foreign exchange contracts	Unrealized appreciation on foreign currency forward contract	$235	—	$—

The effects of derivative instruments on the Statement of Operations for the period December 21, 2010* through April 30, 2011 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Forward Currency Contracts
Foreign exchange contracts	$1,082

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Forward Currency Contracts
Foreign exchange contracts	$235

As of April 30, 2011, the Portfolio’s value at settlement date payable for foreign currency exchange purchase contract was $16,793.

*	Commencement of operations.

See Notes to Financial Statements.

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Financial Statements

(Unaudited)

APRIL 30, 2011	SEMIANNUAL REPORT

Prudential International Real Estate Fund

Statement of Assets and Liabilities

as of April 30, 2011 (Unaudited)

Assets
Investments at value:
Unaffiliated Investments (cost $11,488,566)	$12,099,828
Affiliated Investments (cost $75,550)	75,550
Cash	3,094
Foreign currency, at value (cost $3,421)	3,421
Receivable for investments sold	246,127
Dividends receivable	77,797
Due from manager	11,563
Receivable for Fund shares sold	8,000
Tax reclaim receivable	837
Unrealized appreciation on foreign currency forward contract	235
Prepaid expenses	41,467

Total assets	12,567,919

Liabilities
Payable for investments purchased	90,709
Accrued expenses	23,265
Affiliated transfer agent fee payable	42
Distribution fee payable	41
Loan interest payable	8

Total liabilities	114,065

Net Assets	$12,453,854

Net assets were comprised of:
Shares of beneficial interest, at par	$1,185
Paid-in capital in excess of par	11,847,856

11,849,041
Undistributed net investment income	110,542
Accumulated net realized loss on investment and foreign currency transactions	(117,707)
Net unrealized appreciation on investments and foreign currencies	611,978

Net Assets, April 30, 2011	$12,453,854

See Notes to Financial Statements.

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Class A
Net asset value and redemption price per share ($45,200 ÷ 4,306 shares of beneficial interest issued and outstanding)	$10.50
Maximum sales charge (5.50% of offering price)	0.61

Maximum offering price to public	$11.11

Class B
Net asset value, offering price and redemption price per share ($5,138 ÷ 490.4 shares of beneficial interest issued and outstanding)	$10.48

Class C
Net asset value, offering price and redemption price per share ($34,998 ÷ 3,341 shares of beneficial interest issued and outstanding)	$10.48

Class Z
Net asset value, offering price and redemption price per share ($12,368,518 ÷ 1,177,067 shares of beneficial interest issued and outstanding)	$10.51

See Notes to Financial Statements.

Prudential International Real Estate Fund	15

Statement of Operations

December 21, 2010* through April 30, 2011 (Unaudited)

Net Investment Income
Income
Unaffiliated dividend income (net of foreign withholding taxes of $16,218)	$169,642
Affiliated dividend income	734

Total income	170,376

Expenses
Management fee	44,233
Distribution fee—Class A	33
Distribution fee—Class B	7
Distribution fee—Class C	40
Legal fees and expenses	36,000
Registration fees	25,000
Custodian’s fees and expenses	20,000
Audit fee	10,000
Transfer agent’s fees and expenses (including affiliated expense of $100) (Note 3)	4,000
Trustees’ fees	2,000
Reports to shareholders	2,000
Loan interest expense (Note 7)	39
Miscellaneous	252

Total expenses	143,604
Expense reimbursement (Note 2)	(83,770)

Net expenses	59,834

Net investment income	110,542

Realized And Unrealized Gain (Loss) On Investments And Foreign Currencies
Net realized gain (loss) on:
Investment transactions	(119,958)
Foreign currency transactions	2,251

(117,707)

Net change in unrealized appreciation (depreciation) on:
Investments	611,262
Foreign currencies	716

611,978

Net gain on investments and foreign currencies	494,271

Net Increase In Net Assets Resulting From Operations	$604,813

*	Commencement of operations.

See Notes to Financial Statements.

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Statement of Changes

(Unaudited)

December 21, 2010* through April 30, 2011
Increase (Decrease) In Net Assets
Operations
Net investment income	$110,542
Net realized loss on investment and foreign currency transactions	(117,707)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	611,978

Net increase in net assets resulting from operations	604,813

Fund share transactions (Note 6)
Net proceeds from shares sold	13,099,041
Cost of shares reacquired	(1,250,000)

Net increase in net assets resulting from Fund share transactions	11,849,041

Total increase	12,453,854

Net Assets
Beginning of period	—

End of period(a)	$12,453,854

(a) Includes undistributed net investment income of:	$110,542

* Commencement of operations.

See Notes to Financial Statements.

Prudential International Real Estate Fund	17

Notes to Financial Statements

(Unaudited)

Prudential Investment Portfolios 9 (the “Trust”) is registered under the Investment Company Act of 1940 (“1940 Act”), as amended, as an open end, management investment company. The Trust currently consists of three portfolios: Prudential International Real Estate Fund, Prudential Large-Cap Core Equity Fund and Prudential Absolute Return Bond Fund. These financial statements relate only to Prudential International Real Estate Fund (the “Fund”). The financial statements of the other portfolios are not presented herein. The Trust was organized as a Delaware business trust on September 18, 1998. The Fund commenced investment operations on December 21, 2010. The Fund is non-diversified and its investment objective is to seek capital appreciation and income. It seeks to achieve this objective by investing primarily in equity securities of real estate companies.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of these financial statements.

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via NASDAQ are valued at the NASDAQ official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadviser, to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Options on securities and indices traded on an exchange are valued at the last sale price as of the close of trading on the applicable exchange or, if there was no sale, at the mean between the most recently quoted bid and asked prices on such exchange. Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Prices may be obtained from independent pricing services which use information provided by market makers or

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estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Securities for which reliable market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Fund’s normal pricing time, are valued at fair value in accordance with the Board of Trustees’ approved fair valuation procedures. When determining the fair value of securities, some of the factors influencing the valuation include the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Investments in open end, non exchange-traded mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities-at the current daily rates of exchange.

(ii) purchases and sales of investment securities, income and expenses-at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the fiscal period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of portfolio securities sold during the period. Accordingly, realized foreign currency gains or losses are included in the reported net realized gains or losses on investment transactions. Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from holdings of foreign currencies, currency gains or losses realized between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and

Prudential International Real Estate Fund	19

Notes to Financial Statements

(Unaudited) continued

foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on foreign currencies.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political or economic instability, or the level of governmental supervision and regulation of foreign securities markets.

Foreign Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate between two parties. The Fund enters into forward currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings or specific receivables and payables denominated in a foreign currency. The contracts are valued daily at current forward exchange rates and any unrealized gain or loss is included in net unrealized appreciation or depreciation on foreign currencies. Gain or loss is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain or loss, if any, is included in net realized gain (loss) on foreign currency transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund’s maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses on sales of securities are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income, including amortization of premium and

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accretion of discount on debt securities as required, is recorded on the accrual basis. Expenses are recorded on the accrual basis which may require the use of certain estimates by management.

The Fund invests in real estate investment trusts (“REITs”), which report information on the source of their distributions annually.

A portion of distributions received from REITs during the period is estimated to be capital gain and a portion is estimated to be return of capital and is recorded as a reduction of their cost. These estimates are adjusted when the actual source of distributions is disclosed by the REITs.

Net investment income or loss (other than distribution fees, which are charged directly to the respective class) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Dividends and Distributions: The Fund expects to pay dividends of net investment income and distributions of net realized capital and currency gains, if any, annually.

Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid-in capital in excess of par, as appropriate.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Withholding taxes on foreign dividends are recorded, net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Prudential International Real Estate Fund	21

Notes to Financial Statements

(Unaudited) continued

Note 2. Agreements

The Fund has a management agreement with PI. Pursuant to this agreement, PI manages the investment operations of the Fund, administers the Fund’s affairs and supervises the subadviser’s performance of all investment advisory services. PI has entered into a subadvisory agreement with Prudential Real Estate Investors (“PREI”), which is a business unit of Prudential Investment Management, Inc. (“PIM”). The subadvisory agreement provides that PREI will furnish investment advisory services in connection with the management of the Fund. In connection therewith, PREI is obligated to keep certain books and records of the Fund. Pursuant to the advisory agreement, PI pays for the services of PREI, the cost of compensation of officers of the Fund, occupancy and certain clerical and accounting costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is computed daily and payable monthly at an annual rate of 1.00% of the Fund’s average daily net assets.

PI has contractually agreed to limit net annual Fund operating expenses (exclusive of distribution and service (12b-1) fees, extraordinary and certain other expenses, such as taxes, interest and brokerage commissions) of each class of shares to 1.35% of the Fund’s average daily net assets.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, B, C, and Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, B, and C shares, pursuant to plans of distribution (the “Distribution Plans”) regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Fund.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to .30%, 1%, and 1% of the average daily net assets of the Class A, B, and C shares, respectively. PIMS has contractually agreed to limit such fees to .25% of the average daily net assets of the Class A shares.

PIMS has advised the Fund that for the period ended April 30, 2011, there were no front-end sales charges or contingent deferred sales charges imposed.

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PI, PIM and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund invests in the Prudential Core Taxable Money Market Fund (the “Core Fund”), a portfolio of Prudential Investment Portfolios 2. The Core Fund is a money market mutual fund registered under the 1940 Act, as amended, and managed by PI. Earnings from the Core Fund are disclosed on the Statement of Operations as affiliated dividend income.

Note 4. Portfolio Securities

Purchases and sales of portfolio securities, excluding short-term investments, for the period ended April 30, 2011, aggregated $13,902,356 and $2,293,833, respectively.

Note 5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of April 30, 2011 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$11,564,116	$904,811	$(293,549)	$611,262

Federal income tax basis is substantially the same as for financial reporting purposes.

Management has analyzed the Fund’s tax positions taken and has concluded that no provisions for income tax is required in the Fund’s financial statements for the current reporting period.

Note 6. Capital

The Fund offers Class A, Class B, Class C, and Class Z shares. Class A shares are subject to a maximum front-end sales charge of 5.50%. Investors who purchase

Prudential International Real Estate Fund	23

Notes to Financial Statements

(Unaudited) continued

Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are not subject to an initial sales charge but are subject to a contingent deferred sales charge (“CDSC”) of 1%, including investors who purchase their shares through broker-dealers affiliated with Prudential. Under certain circumstances, an exchange may be made from Class A, Class B or Class C to Class Z shares of the Fund. Class B shares are sold with a CDSC which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a CDSC of 1% during the first 12 months. Class B shares automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

The Trust has authorized an unlimited number of shares of beneficial interest at $.001 par value per share.

As of April 30, 2011, Prudential owned 100 Class A shares, 100 Class B shares, 100 Class C shares and 1,000,100 Class Z shares of the Fund.

Transactions in shares of beneficial interest were as follows:

Class A	Shares	Amount
Period December 21, 2010* through April 30, 2011:
Shares sold	4,306	$43,876
Shares reacquired	—	—

Net increase (decrease) in shares outstanding	4,306	$43,876

Class B
Period December 21, 2010* through April 30, 2011:
Shares sold	490	$4,900
Shares reacquired	—	—

Net increase (decrease) in shares outstanding	490	$4,900

Class C
Period December 21, 2010* through April 30, 2011:
Shares sold	3,341	$32,762
Shares reacquired	—	—

Net increase (decrease) in shares outstanding	3,341	$32,762

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Class Z	Shares	Amount
Period December 21, 2010* through April 30, 2011:
Shares sold	1,299,076	$13,017,503
Shares reacquired	(122,009)	(1,250,000)

Net increase (decrease) in shares outstanding	1,177,067	$11,767,503

*	Commencement of operations.

Note 7. Borrowings

The Fund, along with other affiliated registered investment companies (the “Funds”), are a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $750 million for the period December 17, 2010 through December 16, 2011. The Funds pay an annualized commitment fee of .10% of the unused portion of the SCA. Interest on any borrowings under the SCA is paid at contracted market rates. The commitment fee for the unused amount is accrued daily and paid quarterly.

The Fund utilized the line of credit during the period ended April 30, 2011. The average daily balance for the 3 days the Fund had debt outstanding during the period was $312,333 at a weighted average interest rate of approximately 1.50%.

Note 8. New Accounting Pronouncements

In April 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-03 “Reconsideration of Effective control for Repurchase Agreements”. The objective of ASU 2011-03 is to improve the accounting for repurchase agreements and other agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. Under previous guidance, whether or not to account for a transaction as a sale was based on, in part, if the entity maintained effective control over the transferred financial assets. ASU 2011-03 removes the transferor’s ability criterion from the effective control assessment. This guidance is effective prospectively for interim and annual reporting periods beginning on or after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-03 and its impact on the financial statements has not been determined.

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs”. ASU 2011-04 includes common requirements for measurement of and disclosure about

Prudential International Real Estate Fund	25

Notes to Financial Statements

(Unaudited) continued

fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements has not been determined.

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Financial Highlights

(Unaudited)

Class A Shares
	December 21, 2010(e) through April 30, 2011(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$10.00
Income (loss) from investment operations:
Net investment income	.08
Net realized and unrealized gain on investments	.42
Total from investment operations	.50
Net asset value, end of period	$10.50
Total Return(a):	5.00%

Ratios/Supplemental Data:
Net assets, end of period (000)	$45
Average net assets (000)	$36
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees(c)	1.60%	(f)(h)
Expenses, excluding distribution and service (12b-1) fees	1.35%	(f)(h)
Net investment income	2.19%	(f)(h)
For Class A, B, C and Z shares:
Portfolio turnover rate	19%	(g)

(a) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b) Calculations are based on the average daily number of shares outstanding.

(c) The distributor of the Fund has contractually agreed to limit its distribution and service (12b-1) fees to .25% of the average daily net assets of the Class A shares.

(d) Does not include expenses of the underlying fund in which the Fund invests.

(e) Commencement of operations.

(f) Annualized.

(g) Not annualized.

(h) Net of expense reimbursement. If the investment manager had not reimbursed expenses, the expense ratios both including and excluding distribution and service (12b-1) fees and the net investment income ratio would have been 3.49%, 3.24% and .30%, respectively.

See Notes to Financial Statements.

Prudential International Real Estate Fund	27

Financial Highlights

(Unaudited) continued

Class B Shares
	December 21, 2010(d) through April 30, 2011(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$10.00
Income (loss) from investment operations:
Net investment income	.09
Net realized and unrealized gain on investments	.39
Total from investment operations	.48
Net asset value, end of period	$10.48
Total Return(a):	4.80%

Ratios/Supplemental Data:
Net assets, end of period (000)	$5
Average net assets (000)	$2
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	2.35%	(e)(f)
Expenses, excluding distribution and service (12b-1) fees	1.35%	(e)(f)
Net investment income	2.43%	(e)(f)

(a) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b) Calculations are based on the average daily number of shares outstanding.

(c) Does not include expenses of the underlying fund in which the Fund invests.

(d) Commencement of operations.

(e) Annualized.

(f) Net of expense reimbursement. If the investment manager had not reimbursed expenses, the expense ratios both including and excluding distribution and service (12b-1) fees and the net investment income ratio would have been 4.24%, 3.24% and .54%, respectively.

See Notes to Financial Statements.

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Class C Shares
	December 21, 2010(d) through April 30, 2011(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$10.00
Income (loss) from investment operations:
Net investment income	.10
Net realized and unrealized gain on investments	.38
Total from investment operations	.48
Net asset value, end of period	$10.48
Total Return(a):	4.80%

Ratios/Supplemental Data:
Net assets, end of period (000)	$35
Average net assets (000)	$11
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	2.35%	(e)(f)
Expenses, excluding distribution and service (12b-1) fees	1.35%	(e)(f)
Net investment income	2.75%	(e)(f)

(a) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b) Calculations are based on the average daily number of shares outstanding.

(c) Does not include expenses of the underlying fund in which the Fund invests.

(d) Commencement of operations.

(e) Annualized.

(f) Net of expense reimbursement. If the investment manager had not reimbursed expenses, the expense ratios both including and excluding distribution and service (12b-1) fees and the net investment income ratio would have been 4.24%, 3.24% and .86%, respectively.

See Notes to Financial Statements.

Prudential International Real Estate Fund	29

Financial Highlights

(Unaudited) continued

Class Z Shares
	December 21, 2010(d) through April 30, 2011(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$10.00
Income (loss) from investment operations:
Net investment income	.09
Net realized and unrealized gain on investments	.42
Total from investment operations	.51
Net asset value, end of period	$10.51
Total Return(a):	5.10%

Ratios/Supplemental Data:
Net assets, end of period (000)	$12,369
Average net assets (000)	$12,275
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	1.35%	(e)(f)
Expenses, excluding distribution and service (12b-1) fees	1.35%	(e)(f)
Net investment income	2.50%	(e)(f)

(a) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b) Calculations are based on the average daily number of shares outstanding.

(c) Does not include expenses of the underlying fund in which the Fund invests.

(d) Commencement of operations.

(e) Annualized.

(f) Net of expense reimbursement. If the investment manager had not reimbursed expenses, the expense ratios both including and excluding distribution and service (12b-1) fees and the net investment income ratio would have been 3.24%, 3.24% and .61%, respectively.

See Notes to Financial Statements.

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Approval of Advisory Agreements

Initial Approval of the Fund’s Advisory Agreements

As required by the Investment Company Act of 1940, as amended (the “1940 Act”), the Board considered the proposed management agreement with Prudential Investments LLC (the “Manager”) and the proposed subadvisory agreement with Prudential Real Estate Investors (the “Subadviser”) with respect to the Prudential International Real Estate Fund (the “Fund”) prior to the Fund’s commencement of operations. The Board, including all of the Independent Trustees, met on September 14-16, 2010 and approved the agreements for an initial two year period, after concluding that approval of the agreements was in the best interests of the Fund.

In advance of the meetings, the Board requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with its consideration.

In approving the agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services to be provided to the Fund by the Manager and the Subadviser; the performance of an institutional account managed by the Subadviser with an investment objective and policies that are substantially similar to the Fund’s proposed investment objective and policies; the fees proposed to be paid by the Fund to the Manager and by the Manager to the Subadviser under the agreements; and the potential for economies of scale that may be shared with the Fund and its shareholders. In connection with its deliberations, the Board considered information provided by the Manager and the Subadviser at or in advance of the meetings on September 14-16, 2010. The Board also considered information provided by the Manager with respect to other funds managed by the Manager and the Subadviser, which information had been provided throughout the year at regular Board meetings. In their deliberations, the Trustees did not identify any single factor which alone was responsible for the Board’s decision to approve the agreements with respect to the Fund.

The Trustees determined that the overall arrangements between the Fund and the Manager, which will serve as the Fund’s investment manager pursuant to a management agreement, and between the Manager and the Subadviser, which will serve as the Fund’s Subadviser pursuant to the terms of a subadvisory agreement, are appropriate in light of the services to be performed and the fees to be charged under the agreements and such other matters as the Trustees considered relevant in the exercise of their business judgment.

The material factors and conclusions that formed the basis for the Trustees’ reaching their determinations to approve the agreements are separately discussed below.

Prudential International Real Estate Fund

Approval of Advisory Agreements (continued)

Nature, Quality and Extent of Services

With respect to the Manager, the Board noted that it had received and considered information about the Manager at the June 21-23, 2010 meetings in connection with the renewal of the management agreements between the Manager and the other Prudential Retail Funds, as well as at other regular meetings throughout the year, regarding the nature, quality and extent of services provided by the Manager. The Board considered the services to be provided by the Manager, including but not limited to the oversight of the Subadviser, as well as the provision of fund recordkeeping, compliance and other services to the Fund. With respect to the Manager’s oversight of the Subadviser, the Board noted that the Manager’s Strategic Investment Research Group, which is a business unit of the Manager, is responsible for monitoring and reporting to the Manager’s senior management on the performance and operations of the Subadviser. The Board also noted that the Manager pays the salaries of all the officers and non-independent Trustees of the Fund. The Board reviewed the qualifications, backgrounds and responsibilities of the Manager’s senior management responsible for the oversight of the Fund and the Subadviser, and was also provided with information pertaining to the Manager’s organizational structure, senior management, investment operations and other relevant information. The Board further noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer as to the Manager. The Board noted that it had concluded that it was satisfied with the nature, quality and extent of the services provided by the Manager to the other Prudential Retail Funds and determined that it was reasonable to conclude that the nature, quality and extent of services to be provided by the Manager under the management agreement for the Fund would be similar in nature to those provided under the other management agreements.

With respect to the Subadviser, the Board noted that it had received and considered information about the Subadviser at the June 21-23, 2010 meetings in connection with the renewal of the subadvisory agreements between the Manager and the Subadviser with respect to other Prudential Retail Funds, as well as at other regular meetings throughout the year, regarding the nature, quality and extent of services provided by the Subadviser. The Board considered, among other things, the qualifications, background and experience of the Subadviser’s portfolio managers who will be responsible for the day-to-day management of the Fund’s portfolio, as well as information on the Subadviser’s organizational structure, senior management, investment operations and other relevant information. The Board further noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer as to the Subadviser. The Board noted that it was satisfied with the nature, quality and extent of services provided by the Subadviser with respect to the other Prudential Retail Funds served by the Subadviser and determined that it was reasonable to conclude that the nature, quality and extent of services to be provided by the

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Subadviser under the subadvisory agreement for the Fund would be similar in nature to those provided under the other subadvisory agreements. The Board noted that the Subadviser is affiliated with the Manager.

Performance

Because the Fund had not yet commenced operations and the actual asset base of the Funds has not yet been determined, no investment performance for the Fund existed for Board review. The Board did consider the Subadviser’s track record in managing a registered investment company that invests in securities of real estate companies. The Manager will provide information relating to performance to the Board in connection with future annual reviews of the management agreement and subadvisory agreement.

Fee Rates

The Board considered the proposed management fees of 1.00% of the Fund’s average daily net assets to be paid by the Fund to the Manager and the proposed subadvisory fees of 0.50% of the Fund’s average daily net assets to be paid by the Manager to the Subadviser.

The Board considered information provided by the Manager comparing the Fund’s proposed management fee rate and total expenses for Class A shares to funds within the Lipper International Real Estate Universe with similar investment strategies and to the Lipper 15(c) Peer Group. The Board noted that the Fund’s net management fee was in the first quartile of the Lipper Universe and the first quartile of the Lipper Peer Group (first quartile being the lowest fee). The Board further noted that the anticipated net total expenses for Class A shares (including expenses related to short sales) were in the third quartile of the Lipper Universe and the third quartile of the Lipper Peer Group (first quartile being the lowest expenses).

The Board concluded that the proposed management fee and total expenses were reasonable in light of the services to be provided.

Profitability

Because the Fund had not yet commenced operations and the actual asset base of the Funds has not yet been determined, the Board noted that there was no historical profitability information with respect to the Fund to be reviewed. The Board noted that it would review profitability information in connection with the annual renewal of the advisory and subadvisory agreements.

Prudential International Real Estate Fund

Approval of Advisory Agreements (continued)

Economies of Scale

Because the Fund had not yet commenced operations and the actual asset base of the Funds has not yet been determined, the Board noted that there was no historical information regarding economies of scale with respect to the Fund to be reviewed. The Board noted that it would review such information in connection with the annual renewal of the advisory and subadvisory agreements.

Other Benefits to the Manager and the Subadviser

The Board considered potential “fall-out” or ancillary benefits anticipated to be received by the Manager and the Subadviser. The Board concluded that any potential benefits to be derived by the Manager were similar to benefits derived by the Manager in connection with its management of the other Prudential Retail Funds, which are reviewed on an annual basis. The Board also concluded that any potential benefits to be derived by the Subadviser were consistent with those generally derived by subadvisers to the Prudential Retail Funds, and that those benefits are reviewed on an annual basis. The Board concluded that any potential benefits derived by the Manager and the Subadviser were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

After full consideration of these factors, the Board concluded that the approval of the agreements was in the interests of the Fund.

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■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.prudentialfunds.com

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Commission’s website.

TRUSTEES
Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Michael S. Hyland • Douglas H. McCorkindale • Stephen P. Munn • Richard A. Redeker • Judy A. Rice • Robin B. Smith • Stephen G. Stoneburn

OFFICERS
Judy A. Rice, President • Scott E. Benjamin, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Kathryn L. Quirk, Chief Legal Officer • Deborah A. Docs, Secretary • Timothy J. Knierim, Chief Compliance Officer • Valerie M. Simpson, Deputy Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Richard W. Kinville, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • John P. Schwartz, Assistant Secretary • Andrew R. French, Assistant Secretary • M. Sadiq Peshimam, Assistant Treasurer • Peter Parrella, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISER	Prudential Real Estate Investors	8 Campus Drive Parsippany, NJ 07054

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and, if available, the summary prospectus, contain this and other information about the Fund. An investor may obtain a prospectus and, if available, the summary prospectus, by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The prospectus and, if available, the summary prospectus, should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudentialfunds.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via e-mail when new materials are available. You can cancel your enrollment or change your e-mail address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, Prudential International Real Estate Fund, Prudential Investments, Attn: Board of Trustees, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (202) 551-8090. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each fiscal quarter.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

Prudential International Real Estate Fund
Share Class	A	B	C	Z
NASDAQ	PUEAX	PUEBX	PUECX	PUEZX
CUSIP	74441J803	74441J886	74441J878	74441J860

MF210E2    0202278-00001-00

SEMIANNUAL REPORT	APRIL 30, 2011

Prudential Large-Cap Core Equity Fund

Fund Type Large-cap stock Objective Long-term after-tax growth of capital

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of April 30, 2011, were not audited and, accordingly, no auditor’s opinion is expressed on them.

Prudential Investments, Prudential, the Prudential logo, and the Rock symbol are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

To enroll in e-delivery, go to www.prudentialfunds.com/edelivery

June 2, 2011

Dear Shareholder:

On the following pages, you’ll find your Fund’s semiannual report, including a table showing fund performance over the first half of the fiscal year and for longer periods. The report also contains a listing of the Fund’s holdings at period-end. Semiannual reports are interim statements furnished between the Fund’s annual reports, which include an analysis of Fund performance over the fiscal year in addition to other data.

Mutual fund prices and returns will rise or fall over time, and asset managers tend to have periods when they perform better or worse than their long-term average. The best measures of a mutual fund’s quality are its return compared to that of similar investments and the variability of its return over the long term. We recommend that you review your portfolio regularly with your financial professional.

Thank you for choosing the Prudential Investments® family of mutual funds.

Sincerely,

Judy A. Rice, President

Prudential Large-Cap Core Equity Fund

Prudential Large-Cap Core Equity Fund	1

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. Class A and Class L shares have a maximum initial sales charge of 5.50% and 5.75%, respectively. Gross operating expenses: Class A, 1.79%; Class B, 2.49%; Class C, 2.49%; Class L, 1.99%; Class M, 2.49%; Class X, 2.49%; Class Z, 1.49%. Net operating expenses: Class A, 1.79%; Class B, 2.49%; Class C, 2.49%; Class L, 1.99%; Class M, 2.49%; Class X, 1.74%; Class Z, 1.49%.

Cumulative Total Returns (Without Sales Charges) as of 4/30/11
	Six Months	One Year	Five Years	Ten Years	Since Inception
Class A	17.17%	15.91%	7.53%	24.09%	—
Class B	16.81	15.16	3.73	15.23	—
Class C	16.70	15.05	3.73	15.23	—
Class L	17.00	15.63	N/A	N/A	–0.50% (3/19/07)
Class M	16.79	15.15	N/A	N/A	–2.45 (3/19/07)
Class X	17.25	16.05	N/A	N/A	0.95 (3/19/07)
Class Z	17.38	16.24	8.93	27.31	—
S&P 500 Index	16.35	17.24	15.67	32.12	—
Lipper Average	15.26	15.35	13.35	32.11	—

Average Annual Total Returns (With Sales Charges) as of 3/31/11
		One Year	Five Years	Ten Years	Since Inception
Class A		7.92%	0.10%	2.13%	—
Class B		8.44	0.30	1.94	—
Class C		12.43	0.51	1.95	—
Class L		7.47	N/A	N/A	–2.25% (3/19/07)
Class M		7.43	N/A	N/A	–1.77 (3/19/07)
Class X		8.37	N/A	N/A	–1.18 (3/19/07)
Class Z		14.56	1.50	2.97	—
S&P 500 Index		15.66	2.63	3.29	—
Lipper Average		13.47	2.20	3.11	—

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Source: Prudential Investments LLC and Lipper Inc. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of such fee waivers and/or expense reimbursements, total returns would be lower.

Inception returns are provided for any share class with less than 10 calendar years of returns. The Since Inception returns for the S&P 500 Index and the Lipper Large-Cap Core Funds Average (Lipper Average) are measured from the closest month-end to inception date, and not from the Fund’s actual inception date.

The average annual total returns take into account applicable sales charges. Class A and Class L shares are subject to a maximum front-end sales charge of 5.50% and 5.75%, respectively, a 12b-1 fee of up to 0.30% and 0.50%, respectively, annually, and investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1% in certain circumstances. Under certain limited circumstances, an exchange may be made from Class A or Class C to Class Z shares of the Fund. Class B shares are subject to a declining CDSC of 5%, 4%, 3%, 2%, 1%, and 1%, respectively, for the first six years after purchase and a 12b-1 fee of 1% annually. Approximately seven years after purchase, Class B will automatically convert to Class A shares on a quarterly basis. Class C shares are not subject to a front-end sales charge, but are subject to a CDSC of 1% for shares sold within 12 months from the date of purchase, and an annual 12b-1 fee of 1%. Class M shares are subject to a CDSC of 6%, which decreases by 1% annually to 2% in the fifth and sixth years and 1% in the seventh year, and a 12b-1 fee of 1% annually. Class M will automatically convert to Class A shares approximately eight years after purchase. Class X shares are subject to a CDSC of 6%, which decreases by 1% annually to 4% in the third and fourth years, by 1% annually to 2% in the sixth and seventh years, and 1% in the eighth year, and a 12b-1 fee of 1% annually. Class L, Class M, and Class X shares are not offered to new purchasers and are available only through exchanges from the same share class of certain other Prudential Investments mutual funds. Class Z shares are not subject to a sales charge or 12b-1 fees. The returns in the tables reflect the share class expense structure in effect at the close of the fiscal period.

Benchmark Definitions

S&P 500 Index

The S&P 500 Index is an unmanaged index of 500 stocks of large U.S. public companies. It gives a broad look at how U.S. stock prices have performed. S&P 500 Index Closest Month-End to Inception cumulative total return as of 4/30/11 is 4.83% for Class L, Class M, and Class X. S&P 500 Index Closest Month-End to Inception average annual total return as of 3/31/11 is 0.45% for Class L, Class M, and Class X.

Lipper Large-Cap Core Funds Average

The Lipper Large-Cap Core Funds Average (Lipper Average) represents returns based on an average return of all funds in the Lipper Large-Cap Core Funds category for the periods noted. Funds in the Lipper Average invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) greater than 300% of the dollar- weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Large-cap core funds have wide latitude in the companies in which they invest. These funds typically have a below-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value compared with the S&P 500 Index. Lipper Average Closest Month-End to Inception cumulative total return as of 4/30/11 is 4.17% for Class L, Class M, and Class X. Lipper Average Closest Month-End to Inception average annual total return as of 3/31/11 is 0.23% for Class L, Class M, and Class X.

Prudential Large-Cap Core Equity Fund	3

Your Fund’s Performance (continued)

Investors cannot invest directly in an index or average. The returns for the S&P 500 Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses of a mutual fund, but not sales charges or taxes.

Five Largest Holdings* expressed as a percentage of net assets as of 4/30/11
Exxon Mobil Corp., Oil, Gas & Consumable Fuels	3.7%
Apple, Inc., Computers & Peripherals	2.3
General Electric Co., Industrial Conglomerates	2.2
Chevron Corp., Oil, Gas & Consumable Fuels	2.2
Procter & Gamble Co. (The), Household Products	1.8

*Excludes securities purchased with cash received as a result of securities on loan.

Holdings are subject to change.

Five Largest Sectors expressed as a percentage of net assets as of 4/30/11
Information Technology	19.0%
Financials	13.7
Energy	13.4
Industrials	12.4
Healthcare	12.3

Industry weightings are subject to change.

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Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on November 1, 2010, at the beginning of the period, and held through the six-month period ended April 30, 2011. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of Prudential Investments funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and

Prudential Large-Cap Core Equity Fund	5

Fees and Expenses (continued)

expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential Large-Cap Core Equity Fund		Beginning Account Value November 1, 2010	Ending Account Value April 30, 2011	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,171.70	1.79%	$9.64
	Hypothetical	$1,000.00	$1,015.92	1.79%	$8.95

Class B	Actual	$1,000.00	$1,168.10	2.49%	$13.39
	Hypothetical	$1,000.00	$1,012.45	2.49%	$12.42

Class C	Actual	$1,000.00	$1,167.00	2.49%	$13.38
	Hypothetical	$1,000.00	$1,012.45	2.49%	$12.42

Class L	Actual	$1,000.00	$1,170.00	1.99%	$10.71
	Hypothetical	$1,000.00	$1,014.93	1.99%	$9.94

Class M	Actual	$1,000.00	$1,167.90	2.49%	$13.38
	Hypothetical	$1,000.00	$1,012.45	2.49%	$12.42

Class X	Actual	$1,000.00	$1,172.50	1.74%	$9.37
	Hypothetical	$1,000.00	$1,016.17	1.74%	$8.70

Class Z	Actual	$1,000.00	$1,173.80	1.49%	$8.03
	Hypothetical	$1,000.00	$1,017.41	1.49%	$7.45

* Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended April 30, 2011, and divided by the 365 days in the Fund’s fiscal year ending October 31, 2011 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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Portfolio of Investments

as of April 30, 2011 (Unaudited)

Shares	Description	Value (Note 1)

LONG-TERM INVESTMENTS 97.6%
COMMON STOCKS
CONSUMER DISCRETIONARY 9.1%

Auto Components 0.3%
3,000	Autoliv, Inc.(a)	$240,390
3,800	Superior Industries International, Inc.	96,026
10,500	TRW Automotive Holdings Corp.(b)	599,130

		935,546

Diversified Consumer Services 0.1%
8,300	DeVry, Inc.	439,070

Hotels, Restaurants & Leisure 2.6%
100	Biglari Holdings, Inc.(b)	43,724
51,400	Carnival Corp.	1,956,798
46,400	McDonald’s Corp.	3,633,584
2,400	Panera Bread Co. (Class A Stock)(b)	290,664
15,600	Starbucks Corp.	564,564
40,500	Yum! Brands, Inc.	2,172,420

		8,661,754

Household Durables 0.5%
16,800	Harman International Industries, Inc.	815,304
6,200	iRobot Corp.(b)	219,604
3,300	Tempur-Pedic International, Inc.(b)	207,174
4,300	Tupperware Brands Corp.	273,781

		1,515,863

Internet & Catalog Retail
6,800	Liberty Media Corp. - Interactive(b)	118,864

Leisure Equipment & Products 0.3%
32,500	Mattel, Inc.	868,400
500	Polaris Industries, Inc.	52,715

		921,115

Media 1.9%
71,500	Comcast Corp. (Class A Stock)	1,876,160
7,300	DIRECTV (Class A Stock)(b)	354,707
151,200	News Corp. (Class A Stock)	2,694,384
19,600	Viacom, Inc. (Class B Stock)	1,002,736
5,760	Walt Disney Co. (The)	248,256

		6,176,243

See Notes to Financial Statements.

Prudential Large-Cap Core Equity Fund	7

Portfolio of Investments

as of April 30, 2011 (Unaudited) continued

Shares	Description	Value (Note 1)

CONSUMER DISCRETIONARY (Continued)

Multiline Retail 1.3%
4,600	Kohl’s Corp.	$242,466
67,800	Macy’s, Inc.	1,621,098
46,700	Target Corp.	2,292,970

		4,156,534

Specialty Retail 1.3%
22,700	Limited Brands, Inc.	934,332
9,300	Pep Boys-Manny, Moe & Jack (The)	127,410
14,700	Ross Stores, Inc.	1,083,243
40,700	TJX Cos., Inc.	2,182,334

		4,327,319

Textiles, Apparel & Luxury Goods 0.8%
38,900	Coach, Inc.	2,326,609
4,600	VF Corp.	462,576

		2,789,185
CONSUMER STAPLES 8.7%

Beverages 1.9%
56,500	Coca-Cola Co. (The)	3,811,490
3,300	Constellation Brands, Inc. (Class A Stock)(b)	73,887
12,500	Molson Coors Brewing Co. (Class B Stock)(a)	609,375
27,694	PepsiCo, Inc.	1,907,840

		6,402,592

Food & Staples Retailing 1.0%
4,400	Susser Holdings Corp.(b)	60,676
57,070	Wal-Mart Stores, Inc.	3,137,708

		3,198,384

Food Products 1.5%
28,938	Archer-Daniels-Midland Co.	1,071,285
23,300	ConAgra Foods, Inc.	569,685
17,500	Corn Products International, Inc.	964,250
8,600	General Mills, Inc.	331,788
1,000	HJ Heinz Co.	51,230
6,200	Hormel Foods Corp.	182,342
67,100	Smithfield Foods, Inc.(b)	1,580,876
9,800	Tyson Foods, Inc. (Class A Stock)	195,020

		4,946,476

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)

CONSUMER STAPLES (Continued)

Household Products 2.2%
4,670	Colgate-Palmolive Co.	$393,914
14,900	Kimberly-Clark Corp.	984,294
93,364	Procter & Gamble Co. (The)	6,059,324

		7,437,532

Personal Products 0.4%
15,600	Herbalife Ltd.	1,400,568

Tobacco 1.7%
113,600	Altria Group, Inc.	3,049,024
23,500	Philip Morris International, Inc.	1,631,840
22,500	Reynolds American, Inc.	834,975

		5,515,839
ENERGY 13.4%

Energy Equipment & Services 1.6%
5,400	Cameron International Corp.(b)	284,688
1,500	Halliburton Co.	75,720
17,600	Helmerich & Payne, Inc.	1,167,584
38,100	McDermott International, Inc.(b)	879,729
26,300	Nabors Industries Ltd.(b)	805,832
6,800	Oil States International, Inc.(a)(b)	564,468
800	OYO Geospace Corp.(b)	74,624
14,200	Schlumberger Ltd.	1,274,450

		5,127,095

Oil, Gas & Consumable Fuels 11.8%
21,500	Apache Corp.	2,867,455
65,584	Chevron Corp.	7,177,513
50,000	ConocoPhillips	3,946,500
21,500	CVR Energy, Inc.(b)	477,945
21,400	Devon Energy Corp.	1,947,400
139,774	Exxon Mobil Corp.	12,300,112
25,900	Hess Corp.	2,226,364
34,500	Marathon Oil Corp.	1,864,380
23,600	Murphy Oil Corp.	1,828,528
17,500	Occidental Petroleum Corp.	2,000,075
67,400	Valero Energy Corp.	1,907,420
35,800	Western Refining, Inc.(a)(b)	607,168

		39,150,860

See Notes to Financial Statements.

Prudential Large-Cap Core Equity Fund	9

Portfolio of Investments

as of April 30, 2011 (Unaudited) continued

Shares	Description	Value (Note 1)

FINANCIALS 13.7%

Capital Markets 2.2%
20,900	Ameriprise Financial, Inc.	$1,297,054
10,400	BlackRock, Inc.	2,037,776
3,800	Calamos Asset Management, Inc. (Class A Stock)	61,826
15,500	Franklin Resources, Inc.	2,001,360
6,580	Goldman Sachs Group, Inc. (The)	993,646
4,000	Invesco Ltd.	99,480
18,900	MCG Capital Corp.	124,740
5,900	Morgan Stanley	154,285
29,400	TICC Capital Corp.	333,396

		7,103,563

Commercial Banks 2.8%
700	Bancorp Rhode Island, Inc.	31,052
2,800	East West Bancorp, Inc.	59,164
116,000	Fifth Third Bancorp	1,539,320
1,600	NBT Bancorp, Inc.	36,160
5,900	Pinnacle Financial Partners, Inc.(a)(b)	94,813
9,800	SunTrust Banks, Inc.	276,262
63,991	U.S. Bancorp	1,652,247
186,664	Wells Fargo & Co.	5,433,789
1,700	WesBanco, Inc.	34,510

		9,157,317

Consumer Finance 0.7%
33,000	American Express Co.	1,619,640
8,900	Capital One Financial Corp.	487,097
13,300	Nelnet, Inc. (Class A Stock)	306,299

		2,413,036

Diversified Financial Services 4.2%
262,468	Bank of America Corp.	3,223,107
966,700	Citigroup, Inc.(b)	4,437,153
600	CME Group, Inc. (Class A Stock)	177,462
131,900	JPMorgan Chase & Co.	6,018,597

		13,856,319

Insurance 2.4%
8,100	Aflac, Inc.	455,139
22,000	Assurant, Inc.	873,400
24,800	Berkshire Hathaway, Inc. (Class B Stock)(b)	2,065,840
5,800	CNA Financial Corp.	180,032

See Notes to Financial Statements.

10	Visit our website at www.prudentialfunds.com

Shares	Description	Value (Note 1)

FINANCIALS (Continued)

Insurance (cont’d.)
1,100	FBL Financial Group, Inc. (Class A Stock)	$33,550
12,700	Lincoln National Corp.	396,621
42,800	MetLife, Inc.	2,002,612
18,900	Principal Financial Group, Inc.	637,875
24,000	Symetra Financial Corp.	333,120
2,000	Travelers Cos., Inc. (The)	126,560
24,400	Unum Group	646,112

		7,750,861

Real Estate Investment Trusts 1.2%
27,900	Cedar Shopping Centers, Inc.	164,610
18,000	Hatteras Financial Corp.(a)	511,380
24,100	Hospitality Properties Trust	582,015
21,900	Inland Real Estate Corp.(a)	213,963
87,700	MFA Financial, Inc.	699,846
14,400	Newcastle Investment Corp.(b)	90,864
28,500	Resource Capital Corp.	184,680
33,300	Senior Housing Properties Trust	789,876
47,600	Sunstone Hotel Investors, Inc.(b)	497,896
29,200	Winthrop Realty Trust	354,196

		4,089,326

Real Estate Management & Development 0.2%
3,300	CB Richard Ellis Group, Inc. (Class A Stock)(b)	88,143
7,000	Jones Lang LaSalle, Inc.	716,660

		804,803
HEALTHCARE 12.3%

Biotechnology 0.9%
15,900	Amgen, Inc.(b)	903,915
20,900	Biogen Idec, Inc.(b)	2,034,615

		2,938,530

Healthcare Equipment & Supplies 2.0%
15,900	Becton Dickinson and Co.	1,366,446
21,700	Covidien PLC	1,208,473
2,000	Cyberonics, Inc.(b)	71,140
14,400	Hill-Rom Holdings, Inc.	648,144
4,500	Intuitive Surgical, Inc.(b)	1,573,650
27,100	Stryker Corp.	1,598,900

		6,466,753

See Notes to Financial Statements.

Prudential Large-Cap Core Equity Fund	11

Portfolio of Investments

as of April 30, 2011 (Unaudited) continued

Shares	Description	Value (Note 1)

HEALTHCARE (Continued)

Healthcare Providers & Services 3.6%
37,000	Aetna, Inc.	$1,531,060
8,200	Cardinal Health, Inc.	358,258
11,800	Cigna Corp.	552,594
22,800	Coventry Health Care, Inc.(b)	735,756
35,900	Express Scripts, Inc.(b)	2,036,966
10,500	Humana, Inc.(b)	799,260
34,000	Medco Health Solutions, Inc.(b)	2,017,220
52,700	UnitedHealth Group, Inc.	2,594,421
14,600	WellPoint, Inc.	1,121,134

		11,746,669

Healthcare Technology
2,200	Medidata Solutions, Inc.(b)	56,474

Life Sciences Tools & Services 1.9%
6,900	Agilent Technologies, Inc.(b)	344,379
7,300	Bruker Corp.(b)	144,102
35,100	Life Technologies Corp.(b)	1,937,520
54,500	PerkinElmer, Inc.	1,540,715
38,500	Thermo Fisher Scientific, Inc.(b)	2,309,615

		6,276,331

Pharmaceuticals 3.9%
33,000	Abbott Laboratories	1,717,320
39,000	Bristol-Myers Squibb Co.	1,095,900
3,900	ELI Lilly & Co.	144,339
40,099	Johnson & Johnson	2,635,306
8,900	Medicines Co. (The)(b)	139,730
121,000	Merck & Co., Inc.	4,349,950
7,700	Par Pharmaceutical Cos., Inc.(b)	265,188
115,134	Pfizer, Inc.	2,413,209
14,500	Warner Chilcott PLC (Class A Stock)	334,225

		13,095,167
INDUSTRIALS 12.4%

Aerospace & Defense 1.5%
3,400	Cubic Corp.	183,872
30,800	General Dynamics Corp.	2,242,856
20,700	Honeywell International, Inc.	1,267,461
2,800	ITT Corp.	161,812

See Notes to Financial Statements.

12	Visit our website at www.prudentialfunds.com

Shares	Description	Value (Note 1)

INDUSTRIALS (Continued)

Aerospace & Defense (cont’d.)
3,000	Raytheon Co.	$145,650
12,300	United Technologies Corp.	1,101,834

		5,103,485

Air Freight & Logistics 1.3%
22,200	FedEx Corp.	2,123,874
28,000	United Parcel Service, Inc. (Class B Stock)	2,099,160

		4,223,034

Construction & Engineering 0.1%
7,700	Chicago Bridge & Iron Co. NV	312,158

Electrical Equipment 1.1%
7,350	AMETEK, Inc.	338,394
5,100	Cooper Industries PLC (Class A Stock)	336,345
46,800	Emerson Electric Co.	2,843,568
2,400	Franklin Electric Co., Inc.	108,264

		3,626,571

Industrial Conglomerates 3.5%
21,500	3M Co.	2,090,015
353,100	General Electric Co.	7,220,895
46,400	Tyco International Ltd.	2,261,536

		11,572,446

Machinery 3.8%
400	Caterpillar, Inc.	46,164
8,700	Colfax Corp.(b)	190,095
2,300	Cummins, Inc.	276,414
38,900	Danaher Corp.	2,148,836
23,900	Deere & Co.	2,330,250
17,900	Dover Corp.	1,217,916
37,800	Eaton Corp.	2,023,434
2,200	Gardner Denver, Inc.	190,102
21,600	Illinois Tool Works, Inc.	1,261,656
7,400	Kennametal, Inc.	312,428
1,500	Lincoln Electric Holdings, Inc.	117,870
2,100	Nacco Industries, Inc. (Class A Stock)	220,983
20,700	Parker Hannifin Corp.	1,952,424
4,900	Timken Co.	276,311

See Notes to Financial Statements.

Prudential Large-Cap Core Equity Fund	13

Portfolio of Investments

as of April 30, 2011 (Unaudited) continued

Shares	Description	Value (Note 1)

INDUSTRIALS (Continued)

Machinery (cont’d.)
1,700	Trimas Corp.(b)	$39,457

		12,604,340

Road & Rail 1.0%
29,800	Norfolk Southern Corp.	2,225,464
9,200	Union Pacific Corp.	951,924

		3,177,388

Trading Companies & Distributors 0.1%
1,400	WW Grainger, Inc.	212,240
INFORMATION TECHNOLOGY 19.0%

Communications Equipment 1.4%
1,500	Black Box Corp.	52,410
92,250	Cisco Systems, Inc.	1,619,910
10,400	EchoStar Corp. (Class A Stock)(b)	385,632
18,000	Harris Corp.	956,340
18,200	Juniper Networks, Inc.(b)	697,606
3,000	Loral Space & Communications, Inc.(b)	209,700
7,800	Plantronics, Inc.	289,146
8,900	QUALCOMM, Inc.	505,876

		4,716,620

Computers & Peripherals 4.0%
21,790	Apple, Inc.(b)	7,587,932
151,100	Dell, Inc.(b)	2,343,561
7,100	Electronics For Imaging, Inc.(b)	127,516
62,400	EMC Corp.(b)	1,768,416
33,225	Hewlett-Packard Co.	1,341,293

		13,168,718

Electronic Equipment, Instruments & Components
7,900	AVX Corp.	128,849

Internet Software & Services 1.5%
68,500	eBay, Inc.(b)	2,356,400
4,800	Google, Inc. (Class A Stock)(b)	2,611,680

		4,968,080

See Notes to Financial Statements.

14	Visit our website at www.prudentialfunds.com

Shares	Description	Value (Note 1)

INFORMATION TECHNOLOGY (Continued)

IT Services 3.3%
28,700	Fiserv, Inc.(b)	$1,759,597
23,770	International Business Machines Corp.	4,054,687
8,700	Mastercard, Inc. (Class A Stock)	2,400,243
33,700	Visa, Inc. (Class A Stock)	2,632,644

		10,847,171

Office Electronics 0.5%
153,000	Xerox Corp.	1,543,770

Semiconductors & Semiconductor Equipment 3.3%
134,000	Applied Materials, Inc.	2,102,460
9,500	Atmel Corp.(b)	145,350
3,000	Brooks Automation, Inc.(b)	36,690
209,900	Intel Corp.	4,867,581
16,500	LAM Research Corp.(b)	797,115
23,800	Marvell Technology Group Ltd.(b)	367,234
23,500	Novellus Systems, Inc.(b)	754,350
2,100	NVIDIA Corp.(b)	42,000
54,400	Texas Instruments, Inc.	1,932,832

		11,045,612

Software 5.0%
5,100	Activision Blizzard, Inc.	58,089
21,800	Autodesk, Inc.(b)	980,564
70,900	CA, Inc.	1,743,431
25,700	Intuit, Inc.(b)	1,427,892
218,700	Microsoft Corp.	5,690,574
148,400	Oracle Corp.	5,349,820
20,100	Red Hat, Inc.(b)	954,147
2,000	Solera Holdings, Inc.	110,000
4,400	Synopsys, Inc.(b)	120,516

		16,435,033
MATERIALS 4.1%

Chemicals 2.3%
11,000	Air Products & Chemicals, Inc.	1,050,720
14,000	CF Industries Holdings, Inc.	1,981,700
52,700	Dow Chemical Co. (The)	2,160,173
5,800	E.I. du Pont de Nemours & Co.	329,382
7,600	H.B. Fuller Co.	166,060

See Notes to Financial Statements.

Prudential Large-Cap Core Equity Fund	15

Portfolio of Investments

as of April 30, 2011 (Unaudited) continued

Shares	Description	Value (Note 1)

MATERIALS (Continued)

Chemicals (cont’d.)
2,700	Monsanto Co.	$183,708
20,200	Mosaic Co. (The)	1,512,172

		7,383,915

Metals & Mining 1.4%
28,300	Century Aluminum Co.(b)	565,434
46,600	Freeport-McMoRan Copper & Gold, Inc.	2,564,398
6,700	Noranda Aluminum Holding Corp.(b)	113,833
1,600	Reliance Steel & Aluminum Co.	90,576
74,900	Steel Dynamics, Inc.	1,362,431

		4,696,672

Paper & Forest Products 0.4%
11,100	Domtar Corp.	1,032,522
5,800	International Paper Co.	179,104
4,300	Schweitzer-Mauduit International, Inc.	222,912

		1,434,538
TELECOMMUNICATION SERVICES 1.8%

Diversified Telecommunication Services 1.8%
160,068	AT&T, Inc.	4,981,316
29,200	Verizon Communications, Inc.	1,103,176

		6,084,492

Wireless Telecommunication Services
4,000	USA Mobility, Inc.	61,800
UTILITIES 3.1%

Electric Utilities 1.8%
24,800	American Electric Power Co., Inc.	904,704
53,600	Duke Energy Corp.	999,640
20,700	Entergy Corp.	1,443,204
15,900	NextEra Energy, Inc.	899,463
68,500	PPL Corp.	1,878,955

		6,125,966

Gas Utilities 0.4%
10,100	Energen Corp.	656,601
30,000	Questar Corp.	527,100

		1,183,701

See Notes to Financial Statements.

16	Visit our website at www.prudentialfunds.com

Shares	Description	Value (Note 1)

UTILITIES (Continued)

Multi-Utilities 0.8%
11,300	PG&E Corp.	$520,704
7,100	Public Service Enterprise Group, Inc.	228,407
34,600	Sempra Energy	1,906,460

		2,655,571

Water Utilities
7,700	American Water Works Co., Inc.	226,226

	Total long-term investments (cost $252,985,178)	322,514,384

Principal Amount (000)
SHORT-TERM INVESTMENTS 3.3%

United States Government Security 0.2%
$ 650	United States Treasury Bill, 0.172%, 06/16/11(c)(d) (cost $649,857)	649,990

Shares
Affiliated Money Market Mutual Fund 3.1%
10,344,312	Prudential Investment Portfolios - 2 Prudential Core Taxable Money Market Fund (cost $10,344,312; includes $2,341,215 of cash collateral received for securities on loan) (Note 3)(e)(f)	10,344,312

	Total short-term investments (cost $10,994,169)	10,994,302

	Total Investments 100.9% (cost $263,979,347; Note 5)	333,508,686
	Liabilities in excess of other assets(g) (0.9%)	(3,111,617)

	Net Assets 100.0%	$330,397,069

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $2,300,696; cash collateral of $2,341,215 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Non-income producing security.
(c)	All or a portion of security segregated as collateral for financial futures contracts.
(d)	Rate quoted represents yield-to-maturity as of purchase date.
(e)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

See Notes to Financial Statements.

Prudential Large-Cap Core Equity Fund	17

Portfolio of Investments

as of April 30, 2011 (Unaudited) continued

(f)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(g)	Liabilities in excess of other assets includes net unrealized appreciation on financial futures as follows:

Open future contracts outstanding at April 30, 2011:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at April 30, 2011	Unrealized Appreciation
	Long Position:
116	E-mini S&P 500 Futures	Jun. 2011	$7,650,287	$7,886,260	$235,973

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities, and mutual funds which trade at daily net asset value.

Level 2—other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3—significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$322,514,384	$—	$—
United States Government Security	—	649,990	—
Affiliated Money Market Mutual Fund	10,344,312	—	—
Other Financial Instruments*
Futures	235,973	—	—

Total	$333,094,669	$649,990	$—

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

See Notes to Financial Statements.

18	Visit our website at www.prudentialfunds.com

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2011 were as follows:

Information Technology	19.0%
Financials	13.7
Energy	13.4
Industrials	12.4
Healthcare	12.3
Consumer Discretionary	9.1
Consumer Staples	8.7
Materials	4.1
Affiliated Money Market Mutual Fund (including 0.7% of collateral received for securities on loan)	3.1
Utilities	3.1
Telecommunication Services	1.8
United States Government Security	0.2

100.9
Liabilities in excess of other assets	(0.9)

100.0%

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity risk. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of April 30, 2011 as presented in the Statement of Assets and Liabilities:

Derivatives not designated as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Equity contracts	Due from broker— variation margin	$235,973	*	—	$—

*	Includes cumulative appreciation/depreciation on futures contracts as reported in Portfolio of Investments. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

See Notes to Financial Statements.

Prudential Large-Cap Core Equity Fund	19

Portfolio of Investments

as of April 30, 2011 (Unaudited) continued

The effects of derivative instruments on the Statement of Operations for the six months ended April 30, 2011 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Futures
Equity contracts	$720,326

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Futures
Equity contracts	$60,718

For the six months ended April 30, 2011, the Fund’s average value at trade date for futures long position was $5,699,077.

See Notes to Financial Statements.

20	Visit our website at www.prudentialfunds.com

Financial Statements

(Unaudited)

APRIL 30, 2011	SEMIANNUAL REPORT

Prudential Large-Cap Core Equity Fund

Statement of Assets and Liabilities

as of April 30, 2011 (Unaudited)

Assets
Investments at value, including securities on loan of $2,300,696:
Unaffiliated investments (cost $253,635,035)	$323,164,374
Affiliated investments (cost $10,344,312)	10,344,312
Cash	727
Receivable for Fund shares sold	729,060
Dividends and interest receivable	329,115
Due from broker—variation margin	26,640
Prepaid expenses	1,351

Total assets	334,595,579

Liabilities
Payable to broker for collateral for securities on loan	2,341,215
Payable for Fund shares reacquired	1,052,196
Accrued expenses	491,133
Management fee payable	170,289
Affiliated transfer agent fee payable	98,670
Distribution fee payable	45,007

Total liabilities	4,198,510

Net Assets	$330,397,069

Net assets were comprised of:
Share of beneficial interest, at par	$25,535
Paid-in capital in excess of par	281,812,395

281,837,930
Undistributed net investment income	135,938
Accumulated net realized loss on investment and financial futures transactions	(21,342,111)
Net unrealized appreciation on investments	69,765,312

Net assets, April 30, 2011	$330,397,069

See Notes to Financial Statements.

22	Visit our website at www.prudentialfunds.com

Class A
Net asset value and redemption price per share ($71,214,670 ÷ 5,528,677 shares of beneficial interest issued and outstanding)	$12.88
Maximum sales charge (5.50% of offering price)	0.75

Maximum offering price to public	$13.63

Class B
Net asset value, offering price and redemption price per share ($5,290,718 ÷ 432,595 shares of beneficial interest issued and outstanding)	$12.23

Class C
Net asset value, offering price and redemption price per share ($24,144,719 ÷ 1,973,594 shares of beneficial interest issued and outstanding)	$12.23

Class L
Net asset value, offering price and redemption price per share ($4,532,597 ÷ 352,083 shares of beneficial interest issued and outstanding)	$12.87

Class M
Net asset value, offering price and redemption price per share ($2,122,354 ÷ 173,449 shares of beneficial interest issued and outstanding)	$12.24

Class X
Net asset value, offering price and redemption price per share ($1,234,305 ÷ 99,059 shares of beneficial interest issued and outstanding)	$12.46

Class Z
Net asset value, offering price and redemption price per share ($221,857,706 ÷ 16,975,300 shares of beneficial interest issued and outstanding)	$13.07

See Notes to Financial Statements.

Prudential Large-Cap Core Equity Fund	23

Statement of Operations

Six Months Ended April 30, 2011 (Unaudited)

Net Investment Income
Income
Unaffiliated dividends	$2,730,446
Affiliated dividend income	7,060
Affiliated income from securities loaned, net	3,143
Interest	533

Total income	2,741,182

Expenses
Management fee	924,907
Distribution fee—Class A	101,355
Distribution fee—Class B	26,424
Distribution fee—Class C	116,745
Distribution fee—Class L	10,871
Distribution fee—Class M	16,580
Distribution fee—Class X	1,641
Transfer agent’s fees and expenses (including affiliated expense of $243,000) (Note 3)	909,000
Reports to shareholders	137,000
Registration fees	58,000
Custodian’s fees and expenses	46,000
Legal fees and expenses	13,000
Audit fee	11,000
Trustees’ fees	8,000
Insurance	3,000
Miscellaneous	7,154

Total expenses	2,390,677

Net investment income	350,505

Realized And Unrealized Gain On Investments
Net realized gain on:
Investment transactions	19,274,037
Financial futures transactions	720,326

19,994,363

Net change in unrealized appreciation (depreciation) on:
Investments	24,513,755
Financial futures contracts	60,718

24,574,473

Net gain on investment	44,568,836

Net Increase In Net Assets Resulting From Operations	$44,919,341

See Notes to Financial Statements.

24	Visit our website at www.prudentialfunds.com

Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended April 30, 2011	Year Ended October 31, 2010
Increase (Decrease) In Net Assets
Operations
Net investment income	$350,505	$1,333,264
Net realized gain on investment transactions	19,994,363	41,025,007
Net change in unrealized appreciation (depreciation) on investments	24,574,473	(9,197,450)

Net increase in net assets resulting from operations	44,919,341	33,160,821

Dividends from net investment income (Note 1)
Class A	(107,588)	(306,462)
Class L	—	(14,916)
Class X	(2,994)	(11,620)
Class Z	(638,260)	(1,683,947)

	(748,842)	(2,016,945)

Fund share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	77,270,651	153,410,690
Net asset value of shares issued in reinvestment of dividends	192,729	460,243
Cost of shares reacquired	(35,035,374)	(253,061,019)

Net increase (decrease) in net assets from Fund share transactions	42,428,006	(99,190,086)

Capital Contributions (Note 2)
Class X	184	667

Total increase (decrease)	86,598,689	(68,045,543)

Net Assets:
Beginning of period	243,798,380	311,843,923

End of period(a)	$330,397,069	$243,798,380

(a) Includes undistributed net investment income of:	$135,938	$534,275

See Notes to Financial Statements.

Prudential Large-Cap Core Equity Fund	25

Notes to Financial Statements

(Unaudited)

Prudential Investment Portfolios 9 (the “Trust”), is registered under the Investment Company Act of 1940 (“1940 Act”), as amended, as an open-end management investment company. The Trust currently consists of three funds: Prudential Large-Cap Core Equity Fund (the “Fund”), Prudential International Real Estate Fund and Prudential Absolute Return Bond Fund. These financial statements relate to Prudential Large-Cap Core Equity Fund, a diversified fund. The financial statements of the Prudential International Real Estate Fund and Prudential Absolute Return Bond Fund are not presented herein. The Trust was organized as a business trust in Delaware on September 18, 1998. The Fund commenced investment operations on March 3, 1999.

The Fund’s investment objective is to seek long-term after-tax growth of capital. It invests in a portfolio of equity-related securities, such as common stock and convertible securities of U.S. companies.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via NASDAQ are valued at the NASDAQ official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadvisers, to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Options on securities and indices traded on an exchange are valued at the last sale price as of the close of trading on the applicable exchange or, if there was no sale, at the mean between the most recently quoted bid and asked prices on such exchange. Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted bid and asked prices on such exchange or board of

26	Visit our website at www.prudentialfunds.com

trade or at the last bid price in the absence of an asked price. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Securities for which reliable market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Funds’ normal pricing time, are valued at fair value in accordance with the Board of Trustees’ approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Investments in open end, non exchange-traded mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term debt securities of sufficient credit quality, which mature in sixty days or less, are valued at amortized cost, which approximates fair value. The amortized cost method includes valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term debt securities, which mature in more than sixty days, are valued at fair value.

Securities Lending: The Fund may lend its portfolio securities to broker-dealers. The loans are secured by collateral at least equal at all times to the market value of the securities loaned. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities using the collateral in the open market. The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The Fund also continues to receive interest and dividends or amounts equivalent thereto, on the securities loaned and recognizes any unrealized gain or loss in the market price of the securities loaned that may occur during the term of the loan.

Prudential Large-Cap Core Equity Fund	27

Notes to Financial Statements

(Unaudited) continued

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin”.

Subsequent payments, known as “variation margin”, are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain or loss. When the contract expires or is closed, the gain or loss is realized and is presented in the Statement of Operations as net realized gain or loss on financial futures transactions.

The Fund invests in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in value of equities. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts and the underlying hedged assets. Financial futures contracts involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities.

With exchange-traded futures, there is a minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange traded futures and guarantees the futures contracts against default.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses on sales of securities are calculated on an identified cost basis. Dividend income is recorded on the ex-dividend date and interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on an accrual basis. Expenses are recorded on the accrual basis. Net investment income or loss (other than distribution fees which are charged directly to the respective class) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Dividends and Distributions: The Fund expects to pay dividends of net investment income and distributions of net realized capital gains, if any, annually. Dividends and

28	Visit our website at www.prudentialfunds.com

distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid-capital in excess of par, as appropriate.

Taxes: For federal income tax purposes, the Fund is treated as a separate taxpaying entity. It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to shareholders. Therefore, no federal income tax provision is required.

Withholding taxes on foreign dividends are recorded net of reclaimable amounts, at the time related income is earned.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Trust has a management agreement for the Fund with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadvisor’s performance of such services. PI has entered into a subadvisory agreement with Quantitative Management Associates LLC (“QMA”). The subadvisory agreement provides that QMA furnishes investment advisory services in connection with the management of the Fund. PI pays for the services of QMA, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is computed daily and payable monthly at an annual rate of .65% of the average daily net assets of the Fund up to and including $500 million and .60% of such assets in excess of $500 million. The effective management fee rate was .65% for the six months ended April 30, 2011.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”) and Prudential Annuities Distributors, Inc. (“PAD”) who act as the distributors of the Class A, Class B, Class C, Class L, Class M, Class X and Class Z shares. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B, Class C and Class L and PAD for distributing and servicing the Fund’s

Prudential Large-Cap Core Equity Fund	29

Notes to Financial Statements

(Unaudited) continued

Class M and Class X shares, pursuant to plans of distribution (the “Class A, B, C, L, M and X Plans”), regardless of expenses actually incurred. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the fund.

Management has received the maximum allowable amount of sales charges for Class X in accordance with regulatory limits. As such, any contingent deferred sales charges received by the manager are contributed back into the Fund and included in the Statement of Changes in Net Assets and Financial Highlights as a contribution to capital.

During the year ended October 31, 2008, management determined that Class X shareholders had been charged sales charges in excess of regulatory limits. The manager has paid this class for the overcharge which is reflected in the Financial Highlights for the years ended October 31, 2008 and October 31, 2007.

Pursuant to the Class A, B, C, L, M, and X Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to .30%, 1%, 1%, .50%, 1% and 1% of the average daily net assets of the Class A, B, C, L, M and X shares, respectively.

PIMS has advised the Fund that it received $8,984 in front-end sales charges resulting from sales of Class A shares during the six months ended April 30, 2011. From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that for the six months ended April 30, 2011, it received $146, $4,491, $318 and $485 in contingent deferred sales charges imposed upon certain redemptions by Class A, B, C and M shareholders, respectively.

PI, QMA, PAD and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer

30	Visit our website at www.prudentialfunds.com

agent fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

Prudential Investment Management, Inc., (“PIM”), an indirect, wholly-owned subsidiary of Prudential, is the Fund’s security lending agent. For the six months ended April 30, 2011, PIM has been compensated in the amount of approximately $900 for these services.

The Fund invests in the Prudential Core Taxable Money Market Fund (the “Core Fund”), a portfolio of the Prudential Investment Portfolios 2 registered under the 1940 Act, as amended, and managed by PI. Earnings from the Core Fund are disclosed on the Statement of Operations as affiliated dividend income.

Note 4. Portfolio Securities

Purchases and sales of investment securities, other than short-term investments, for the six months ended April 30, 2011 were $160,125,800 and $120,669,071, respectively.

Note 5. Distributions and Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of April 30, 2011 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$264,700,695	$69,649,362	$(841,371)	$68,807,991

The difference between book basis and tax basis is primarily attributable to deferred losses on wash sales as of the most recent fiscal year end.

For federal income tax purposes, the Fund had a capital loss carryforward as of October 31, 2010 of approximately $40,440,000, of which expires in 2017. The Fund utilized capital loss carryforward to offset net taxable capital gains realized in the year ended October 31, 2010 of approximately $40,395,000. Accordingly, no capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such carryforward. Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carryforward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. However, any post-enactment losses are required to

Prudential Large-Cap Core Equity Fund	31

Notes to Financial Statements

(Unaudited) continued

be utilized before the utilization of losses incurred prior to the effective date of the Act. As a result of this ordering rule, capital loss carryforwards related to the taxable years beginning prior to the effective date of the Act may have an increased likelihood to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 6. Capital

The Fund offers Class A, Class B, Class C, Class L, Class M, Class X and Class Z shares. Class A and Class L shares are sold with a front-end sales charge of up to 5.50% and 5.75%, respectively. All investors who purchase Class A or Class L shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1%, including investors who purchase their shares through broker-dealers affiliated with Prudential. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a contingent deferred sales charge of 1% during the first 12 months. Class M and Class X shares are sold with a contingent deferred sales charge which declines from 6% to zero depending on the period of time the shares are held. Class B shares automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. In addition, under certain limited circumstances, an exchange may be made from Class A or Class C to Class Z shares of the Fund. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class M and Class X shares will automatically convert to Class A shares approximately eight and ten years after purchase, respectively. Class L shares are closed to most new purchases (with the exception of reinvested dividends). Class M and Class X shares are closed to new initial purchases. Class L, Class M and Class X shares are only available through exchanges from the same class of shares of certain other Prudential Investment. Class Z shares are not

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subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors. The Fund has authorized an unlimited number of shares of beneficial interest at $.001 par value.

Class A	Shares	Amount
Six months ended April 30, 2011:
Shares sold	141,393	$1,713,286
Shares issued in reinvestment of dividends	8,951	102,580
Shares reacquired	(646,052)	(7,734,406)

Net increase (decrease) in shares outstanding before conversion	(495,708)	(5,918,540)
Shares issued upon conversion from Class B, M and X	177,287	2,138,877
Shares reacquired upon conversion into Class Z	(9,306)	(107,115)

Net increase (decrease) in shares outstanding	(327,727)	$(3,886,778)

Year ended October 31, 2010:
Shares sold	469,101	$4,918,480
Shares issued in reinvestment of dividends	28,657	293,450
Shares reacquired	(1,550,323)	(16,217,452)

Net increase (decrease) in shares outstanding before conversion	(1,052,565)	(11,005,522)
Shares issued upon conversion from Class B, M and X	450,243	4,761,625

Net increase (decrease) in shares outstanding	(602,322)	$(6,243,897)

Class B
Six months ended April 30, 2011:
Shares sold	23,539	$268,829
Shares reacquired	(41,882)	(472,202)

Net increase (decrease) in shares outstanding before conversion	(18,343)	(203,373)
Shares reacquired upon conversion into Class A	(56,797)	(647,703)

Net increase (decrease) in shares outstanding	(75,140)	$(851,076)

Year ended October 31, 2010:
Shares sold	48,796	$490,660
Shares reacquired	(211,780)	(2,125,053)

Net increase (decrease) in shares outstanding before conversion	(162,984)	(1,634,393)
Shares reacquired upon conversion into Class A	(37,008)	(366,457)

Net increase (decrease) in shares outstanding	(199,992)	$(2,000,850)

Prudential Large-Cap Core Equity Fund	33

Notes to Financial Statements

(Unaudited) continued

Class C	Shares	Amount
Six months ended April 30, 2011:
Shares sold	13,780	$159,047
Shares reacquired	(186,744)	(2,134,980)

Net increase (decrease) in shares outstanding before conversion	(172,964)	(1,975,933)
Shares reacquired upon conversion into Class Z	(1,009)	(11,062)

Net increase (decrease) in shares outstanding	(173,973)	$(1,986,995)

Year ended October 31, 2010:
Shares sold	65,898	$653,393
Shares reacquired	(573,791)	(5,733,429)

Net increase (decrease) in shares outstanding	(507,893)	$(5,080,036)

Class L
Six months ended April 30, 2011:
Shares sold	564	$6,412
Shares reacquired	(32,480)	(385,832)

Net increase (decrease) in shares outstanding	(31,916)	$(379,420)

Year ended October 31, 2010:
Shares sold	6,212	$62,655
Shares issued in reinvestment of dividends	1,420	14,541
Shares reacquired	(124,408)	(1,292,185)

Net increase (decrease) in shares outstanding	(116,776)	$(1,214,989)

Class M
Six months ended April 30, 2011:
Shares sold	3,092	$35,345
Shares reacquired	(114,461)	(1,334,625)

Net increase (decrease) in shares outstanding before conversion	(111,369)	(1,299,280)
Shares reacquired upon conversion into Class A	(106,837)	(1,229,004)

Net increase (decrease) in shares outstanding	(218,206)	$(2,528,284)

Year ended October 31, 2010:
Shares sold	4,459	$43,364
Shares reacquired	(138,228)	(1,385,341)

Net increase (decrease) in shares outstanding before conversion	(133,769)	(1,341,977)
Shares reacquired upon conversion into Class A	(343,723)	(3,468,763)

Net increase (decrease) in shares outstanding	(477,492)	$(4,810,740)

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Class X	Shares	Amount
Six months ended April 30, 2011:
Shares sold	33	$399
Shares issued in reinvestment of dividends	270	2,994
Shares reacquired	(9,788)	(111,319)

Net increase (decrease) in shares outstanding before conversion	(9,485)	(107,926)
Shares reacquired upon conversion into Class A	(22,360)	(262,170)

Net increase (decrease) in shares outstanding	(31,845)	$(370,096)

Year ended October 31, 2010:
Shares sold	22,073	$218,933
Shares issued in reinvestment of dividends	1,168	11,547
Shares reacquired	(25,866)	(261,341)

Net increase (decrease) in shares outstanding before conversion	(2,625)	(30,861)
Shares reacquired upon conversion into Class A	(89,544)	(926,405)

Net increase (decrease) in shares outstanding	(92,169)	$(957,266)

Class Z
Six months ended April 30, 2011:
Shares sold	6,131,889	$75,087,333
Shares issued in reinvestment of dividends	7,501	87,155
Shares reacquired	(1,855,854)	(22,862,010)

Net increase (decrease) in shares outstanding before conversion	4,283,536	52,312,478
Shares issued upon conversion from Class A and C	10,135	118,177

Net increase (decrease) in shares outstanding	4,293,671	$52,430,655

Year ended October 31, 2010:
Shares sold	13,879,842	$147,023,205
Shares issued in reinvestment of dividends	13,568	140,705
Shares reacquired	(21,780,541)	(226,046,218)

Net increase (decrease) in shares outstanding	(7,887,131)	$(78,882,308)

Note 7. Borrowings

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a syndicated credit agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $750 million for the period December 17, 2010 through December 16, 2011. The Funds pay an annualized commitment fee of 0.10% of the unused portion of the SCA. Prior to December 17, 2010, the Funds had another Syndicated Credit Agreement (the “Expired SCA”) of a $500 million commitment with an annualized commitment fee of 0.15% of the unused portion. Interest on any borrowings under these SCA’s is paid at contracted market rates. The commitment fee for the unused amount is accrued daily and paid quarterly.

The Fund did not utilize the SCA during the period ended April 30, 2011.

Prudential Large-Cap Core Equity Fund	35

Notes to Financial Statements

(Unaudited) continued

Note 8. New Accounting Pronouncements

In April 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-03 “Reconsideration of Effective control for Repurchase Agreements”. The objective of ASU 2011-03 is to improve the accounting for repurchase agreements and other agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. Under previous guidance, whether or not to account for a transaction as a sale was based on, in part, if the entity maintained effective control over the transferred financial assets. ASU 2011-03 removes the transferor’s ability criterion from the effective control assessment. This guidance is effective prospectively for interim and annual reporting periods beginning on or after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-03 and its impact on the financial statements has not been determined.

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs”. ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements has not been determined.

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Financial Highlights

(Unaudited)

Class A Shares
	Six Months Ended April 30,		Year Ended October 31,
	2011(a)		2010(a)	2009(a)	2008(a)	2007	2006
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$11.01		$9.71	$9.32	$14.85	$13.01	$11.20
Income (loss) from investment operations:
Net investment income	.01		.05	.09	.12	.09	.08	(a)
Net realized and unrealized gain (loss) on investment transactions	1.88		1.30	.40	(5.54)	1.82	1.77
Total from investment operations	1.89		1.35	.49	(5.42)	1.91	1.85
Less Dividends:
Dividends from net investment income	(.02)		(.05)	(.10)	(.11)	(.07)	(.04)
Net asset value, end of period	$12.88		$11.01	$9.71	$9.32	$14.85	$13.01
Total Return(b):	17.17%		13.92%	5.40%	(36.75)%	14.72%	16.54%

Ratios/Supplemental Data:
Net assets, end of period (000)	$71,215		$64,473	$62,739	$68,021	$109,231	$75,578
Average net assets (000)	$68,130		$64,562	$58,578	$93,917	$95,001	$64,957
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	1.79%	(d)	1.48%	1.55%	1.34%	1.16%	1.22%
Expenses, excluding distribution and service (12b-1) fees	1.49%	(d)	1.18%	1.25%	1.06%	.91%	.97%
Net investment income	.18%	(d)	.45%	1.10%	.94%	.67%	.68%
For Class A, B, C, L, M, X and Z shares:
Portfolio turnover rate	43%	(e)	116%	116%	96%	90%	72%

(a) Calculated based on average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total return may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than a full year are not annualized.

(c) Does not include the expenses of the underlying funds in which the Fund invests.

(d) Annualized.

(e) Not annualized.

See Notes to Financial Statements.

Prudential Large-Cap Core Equity Fund	37

Financial Highlights

(Unaudited) continued

Class B Shares
	Six Months Ended April 30,		Year Ended October 31,
	2011(a)		2010(a)	2009(a)	2008(a)	2007	2006
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$10.47		$9.26	$8.87	$14.14	$12.42	$10.73
Income (loss) from investment operations:
Net investment income (loss)	(.03)		(.02)	.04	.03	.01	.01	(a)
Net realized and unrealized gain (loss) on investment transactions	1.79		1.23	.37	(5.29)	1.71	1.68
Total from investment operations	1.76		1.21	.41	(5.26)	1.72	1.69
Less Dividends:
Dividends from net investment income	-		-	(.02)	(.01)	-	-
Net asset value, end of period	$12.23		$10.47	$9.26	$8.87	$14.14	$12.42
Total Return(b):	16.81%		13.07%	4.67%	(37.22)%	13.85%	15.75%

Ratios/Supplemental Data:
Net assets, end of period (000)	$5,291		$5,317	$6,555	$9,269	$24,883	$34,293
Average net assets (000)	$5,329		$5,904	$6,912	$16,689	$28,960	$52,013
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	2.49%	(d)	2.18%	2.25%	2.06%	1.91%	1.97%
Expenses, excluding distribution and service (12b-1) fees	1.49%	(d)	1.18%	1.25%	1.06%	.91%	.97%
Net investment income (loss)	(.49)%	(d)	(.22)%	.48%	.25%	(.03)%	.08%

(a) Calculated based on average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total return may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than a full year are not annualized.

(c) Does not include the expenses of the underlying funds in which the Fund invests.

(d) Annualized.

See Notes to Financial Statements.

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Class C Shares
	Six Months Ended April 30,		Year Ended October 31,
	2011(a)		2010(a)	2009(a)	2008(a)	2007	2006
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$10.48		$9.26	$8.87	$14.14	$12.42	$10.73
Income (loss) from investment operations:
Net investment income (loss)	(.03)		(.02)	.04	.03	(.01)	-	(a)(b)
Net realized and unrealized gain (loss) on investment transactions	1.78		1.24	.37	(5.29)	1.73	1.69
Total from investment operations	1.75		1.22	.41	(5.26)	1.72	1.69
Less Dividends:
Dividends from net investment income	-		-	(.02)	(.01)	-	-
Net asset value, end of period	$12.23		$10.48	$9.26	$8.87	$14.14	$12.42
Total Return(c):	16.70%		13.17%	4.67%	(37.22)%	13.85%	15.75%

Ratios/Supplemental Data:
Net assets, end of period (000)	$24,145		$22,496	$24,601	$30,243	$57,391	$39,368
Average net assets (000)	$23,542		$23,934	$24,715	$45,712	$50,597	$40,441
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees	2.49%	(e)	2.18%	2.25%	2.06%	1.91%	1.97%
Expenses, excluding distribution and service (12b-1) fees	1.49%	(e)	1.18%	1.25%	1.06%	.91%	.97%
Net investment income (loss)	(.52)%	(e)	(.24)%	.44%	.23%	(.08)%	-	(b)

(a) Calculated based on average shares outstanding during the period.

(b) Less than $.005 per share or 0.005%.

(c) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total return may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than a full year are not annualized.

(d) Does not include the expenses of the underlying funds in which the Fund invests.

(e) Annualized.

See Notes to Financial Statements.

Prudential Large-Cap Core Equity Fund	39

Financial Highlights

(Unaudited) continued

Class L Shares
	Six Months Ended April 30,		Year Ended October 31,			March 16, 2007(a) through October 31,
	2011(e)		2010(e)	2009(e)	2008(e)	2007
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$11.00		$9.70	$9.30	$14.83	$13.16
Income (loss) from investment operations:
Net investment income (loss)	-	(f)	.03	.08	.09	.03
Net realized and unrealized gain (loss) on investment transactions	1.87		1.30	.39	(5.54)	1.64
Total from investment operations	1.87		1.33	.47	(5.45)	1.67
Less Dividends:
Dividends from net investment income	-		(.03)	(.07)	(.08)	-
Net asset value, end of period	$12.87		$11.00	$9.70	$9.30	$14.83
Total Return(b):	17.00%		13.74%	5.21%	(36.94)%	12.69%

Ratios/Supplemental Data:
Net assets, end of period (000)	$4,532		$4,222	$4,860	$6,113	$12,962
Average net assets (000)	$4,384		$4,625	$4,965	$9,856	$8,583
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	1.99%	(d)	1.68%	1.75%	1.56%	1.41%	(d)
Expenses, excluding distribution and service (12b-1) fees	1.49%	(d)	1.18%	1.25%	1.06%	.91%	(d)
Net investment income (loss)	(.02)%	(d)	.27%	.94%	.73%	.31%	(d)

(a) Inception date of Class L shares.

(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total return may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than a full year are not annualized.

(c) Does not include the expenses of the underlying funds in which the Fund invests.

(d) Annualized.

(e) Calculated based on average shares outstanding during the period.

(f) Less than $(.005) per share.

See Notes to Financial Statements.

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Class M Shares
	Six Months Ended April 30,		Year Ended October 31,			March 16, 2007(a) through October 31,
	2011(e)		2010(e)	2009(e)	2008(e)	2007
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$10.48		$9.26	$8.87	$14.14	$12.59
Income (loss) from investment operations:
Net investment income (loss)	(.02)		(.02)	.04	.03	(.02)
Net realized and unrealized gain (loss) on investment transactions	1.78		1.24	.37	(5.29)	1.57
Total from investment operations	1.76		1.22	.41	(5.26)	1.55
Less Dividends:
Dividends from net investment income	-		-	(.02)	(.01)	-
Net asset value, end of period	$12.24		$10.48	$9.26	$8.87	$14.14
Total Return(b):	16.79%		13.17%	4.67%	(37.22)%	12.31%

Ratios/Supplemental Data:
Net assets, end of period (000)	$2,122		$4,103	$8,052	$15,423	$42,909
Average net assets (000)	$3,344		$5,918	$10,385	$29,289	$29,146
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	2.49%	(d)	2.18%	2.25%	2.06%	1.91%	(d)
Expenses, excluding distribution and service (12b-1) fees	1.49%	(d)	1.18%	1.25%	1.06%	.91%	(d)
Net investment income (loss)	(.37)%	(d)	(.15)%	.55%	.24%	(.19)%	(d)

(a) Inception date of Class M shares.

(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total return may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than a full year are not annualized.

(c) Does not include the expenses of the underlying funds in which the Fund invests.

(d) Annualized.

(e) Calculated based on average shares outstanding during the period.

See Notes to Financial Statements.

Prudential Large-Cap Core Equity Fund	41

Financial Highlights

(Unaudited) continued

Class X Shares
	Six Months Ended April 30,		Year Ended October 31,				March 16, 2007(a) through October 31,
	2011(f)		2010(f)		2009(f)	2008(f)	2007(d)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$10.65		$9.40		$8.97	$14.16	$12.60
Income (loss) from investment operations:
Net investment income	.02		.06		.12	.13	.04
Net realized and unrealized gain (loss) on investment transactions	1.81		1.24		.40	(5.28)	1.56
Total from investment operations	1.83		1.30		.52	(5.15)	1.60
Less Dividends:
Dividends from net investment income	(.02)		(.05)		(.10)	(.06)	(.07)
Capital Contributions (Note 2)	-	(h)	-	(h)	.01	.02	.03
Net asset value, end of period	$12.46		$10.65		$9.40	$8.97	$14.16
Total Return(b):	17.25%		13.91%		6.00%	(36.25)%	12.93%	(g)

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,234		$1,394		$2,096	$2,767	$6,283
Average net assets (000)	$1,324		$1,689		$2,245	$4,698	$3,939
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	1.74%	(e)	1.43%		1.50%	1.38%	1.29%	(e)
Expenses, excluding distribution and service (12b-1) fees	1.49%	(e)	1.18%		1.25%	1.06%	.91%	(e)
Net investment income	.27%	(e)	.56%		1.46%	1.08%	.42%	(e)

(a) Inception date of Class X shares.

(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total return may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than a full year are not annualized.

(c) Does not include the expenses of the underlying funds in which the Fund invests.

(d) Certain information has been adjusted to reflect a manager payment for sales charges incurred by shareholders in excess of regulatory limits.

(e) Annualized.

(f) Calculated based on average shares outstanding during the period.

(g) Total return has been adjusted to reflect the manager payment for sales charges in excess of regulatory limits.

(h) Less than $.005 per share.

See Notes to Financial Statements.

42	Visit our website at www.prudentialfunds.com

Class Z Shares
	Six Months Ended April 30,		Year Ended October 31,
	2011(a)		2010(a)	2009(a)	2008(a)	2007	2006
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$11.18		$9.87	$9.47	$15.09	$13.21	$11.37
Income (loss) from investment operations:
Net investment income	.02		.08	.08	.15	.13	.12	(a)
Net realized and unrealized gain (loss) on investment transactions	1.92		1.30	.45	(5.63)	1.85	1.79
Total from investment operations	1.94		1.38	.53	(5.48)	1.98	1.91
Less Dividends:
Dividends from net investment income	(.05)		(.07)	(.13)	(.14)	(.10)	(.07)
Net asset value, end of period	$13.07		$11.18	$9.87	$9.47	$15.09	$13.21
Total Return(b):	17.38%		14.09%	5.83%	(36.64)%	15.06%	16.83%

Ratios/Supplemental Data:
Net assets, end of period (000)	$221,858		$141,793	$202,941	$36,602	$23,950	$17,764
Average net assets (000)	$180,893		$145,193	$90,113	$20,386	$21,053	$15,784
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	1.49%	(d)	1.18%	1.25%	1.06%	.91%	.97%
Expenses, excluding distribution and service (12b-1) fees	1.49%	(d)	1.18%	1.25%	1.06%	.91%	.97%
Net investment income	.41%	(d)	.76%	.96%	1.25%	.93%	.97%

(a) Calculated based on average shares outstanding during the period.

(b) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total return may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than a full year are not annualized.

(c) Does not include the expenses of the underlying funds in which the Fund invests.

(d) Annualized.

See Notes to Financial Statements.

Prudential Large-Cap Core Equity Fund	43

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.prudentialfunds.com

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Commission’s website.

TRUSTEES
Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Michael S. Hyland • Douglas H. McCorkindale • Stephen P. Munn • Richard A. Redeker • Judy A. Rice • Robin B. Smith • Stephen G. Stoneburn

OFFICERS
Judy A. Rice, President • Scott E. Benjamin, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Kathryn L. Quirk, Chief Legal Officer • Deborah A. Docs, Secretary • Timothy J. Knierim, Chief Compliance Officer • Valerie M. Simpson, Deputy Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Richard W. Kinville, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • John P. Schwartz, Assistant Secretary • Andrew R. French, Assistant Secretary • M. Sadiq Peshimam, Assistant Treasurer • Peter Parrella, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISER	Quantitative Management Associates LLC	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and, if available, the summary prospectus, contain this and other information about the Fund. An investor may obtain a prospectus and, if available, the summary prospectus, by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The prospectus and, if available, the summary prospectus, should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudentialfunds.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via e-mail when new materials are available. You can cancel your enrollment or change your e-mail address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, Prudential Large-Cap Core Equity Fund, Prudential Investments, Attn: Board of Trustees, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (202) 551-8090. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each fiscal quarter.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

Prudential Large-Cap Core Equity Fund
Share Class	A	B	C	L	M	X	Z
NASDAQ	PTMAX	PTMBX	PTMCX	N/A	N/A	N/A	PTEZX
CUSIP	74441J100	74441J209	74441J308	74441J506	74441J605	74441J704	74441J407

MF187E2    0202204-00001-00

SEMIANNUAL REPORT	APRIL 30, 2011

Prudential Absolute Return Bond Fund

Fund Type Absolute return bond Objective To seek positive returns over the long term, regardless of market conditions

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of April 30, 2011, were not audited and, accordingly, no auditor’s opinion is expressed on them.

Prudential Investments, Prudential, the Prudential logo, and the Rock symbol are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

To enroll in e-delivery, go to www.prudentialfunds.com/edelivery

June 2, 2011

Dear Shareholder:

On the following pages, you’ll find your Fund’s semiannual report, including a table showing performance from the Fund’s inception in late March 2011 through April 30, 2011. The report also contains a listing of the Fund’s holdings at period-end. Semiannual reports are interim statements furnished between the Fund’s annual reports, which include an analysis of Fund performance over the fiscal year in addition to other data.

Mutual fund prices and returns will rise or fall over time, and asset managers tend to have periods when they perform better or worse than their long-term average. The best measures of a mutual fund’s quality are its return compared to that of similar investments and the variability of its return over the long term. We recommend that you review your portfolio regularly with your financial professional.

Thank you for choosing the Prudential Investments® family of mutual funds.

Sincerely,

Judy A. Rice, President

Prudential Absolute Return Bond Fund

Prudential Absolute Return Bond Fund	1

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. Class A shares have a maximum initial sales charge of 4.50%. Gross operating expenses: Class A, 3.23%; Class C, 3.93%; Class Q, 2.80%; Class Z, 2.93%. Net operating expenses: Class A, 1.30%; Class C, 2.05%; Class Q, 1.05%; Class Z, 1.05%, after contractual reduction through 3/31/2012.

Cumulative Total Returns (Without Sales Charges) as of 4/30/11
Since Inception
Class A	0.47%
Class C	0.53
Class Q	0.74
Class Z	0.75
BofAML USD LIBOR 3-Month CM Index	0.03
Lipper Average	2.28

Average Annual Total Returns (With Sales Charges) as of 3/31/11
Since Inception
Class A	N/A
Class C	N/A
Class Q	N/A
Class Z	N/A
BofAML USD LIBOR 3-Month CM Index	N/A
Lipper Average	N/A

Source: Prudential Investments LLC and Lipper Inc. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of such fee waivers and/or expense reimbursements, total returns would be lower.

The performance data featured represents past performance for a period of less than one year. While past performance is never an indication of future results, short periods of performance may be particularly unrepresentative of long-term performance for certain types of funds.

Inception date: 3/30/11

The average annual total returns take into account applicable sales charges. Class A shares are subject to a maximum front-end sales charge of 4.50%, and an annual 12b-1 fee of up to 0.30%. Investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are

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subject to a contingent deferred sales charge (CDSC) of 1%. Under certain limited circumstances, an exchange may be made from Class A to Class Z shares of the Fund. Class C shares are not subject to a front-end sales charge, but are subject to a CDSC of 1% for shares sold within 12 months from the date of purchase, and an annual 12b-1 fee of 1%. Class Q and Class Z shares are not subject to a sales charge or 12b-1 fees. The returns in the tables reflect the share class expense structure in effect at the close of the fiscal period.

Benchmark Definitions

BofAML USD LIBOR 3-Month CM Index

The BofA Merrill Lynch US Dollar 3-Month LIBOR Constant Maturity Index is an unmanaged index which tracks the performance of a synthetic asset paying LIBOR to a stated maturity. The index is based on the assumed purchase at par of a synthetic instrument having exactly its stated maturity and with a coupon equal to that day’s fixing rate. That issue is assumed to be sold the following business day (priced at a yield equal to the current day fixing rate) and rolled into a new instrument.

Lipper FI Global Income Funds Average

Lipper Global Income Funds—Funds that state in their prospectus that they invest primarily in U.S. dollar and non-U.S. dollar debt securities of issuers located in at least three countries, one of which may be the United States.

Investors cannot invest directly in an index or average. The returns for the BofAML USD LIBOR 3-Month CM Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses of a mutual fund, but not sales charges or taxes.

Distributions and Yields as of 4/30/11
	Total Distributions Paid during the Period	30-Day SEC Yield
Class A	$0.01	0.42%
Class C	—*	(0.02)
Class Q	0.01	0.39
Class Z	—*	0.27

*Less than $.005 per share.

Five Largest Holdings expressed as a percentage of net assets as of 4/30/11
Mountain Capital CLO Ltd. (Cayman Islands), Ser. 2005-2A, Class A1L, 144A	1.9%
BlackRock Senior Income Series Corp. (Cayman Islands), Ser. 2005-2A, Class A2, 144A	1.9
CW Media Holdings, Inc. (Canada) Gtd. Notes, PIK, 144A	1.4
Countrywide Asset-Backed Certificates, Ser. 2004-1, Class M1	1.2
NXP BV / NXP Funding LLC (Netherlands), Sr. Sec’d. Notes, Ser. ExcH	1.2

Holdings reflect only long-term investments and are subject to change.

Prudential Absolute Return Bond Fund	3

Your Fund’s Performance (continued)

Credit Quality* expressed as a percentage of net assets as of 4/30/11
U.S. Government & Agency	0.4%
Aaa	8.2
Aa	8.6
A	6.0
Baa	13.5
Ba	14.1
B	10.1
Caa	0.7
Less than Caa	0.0
Not Rated**	41.6
Total Investments	103.2
Liabilities in excess of other assets	–3.2
Net Assets	100.0%

*Source: Moody’s rating, defaulting to S&P when not rated by Moody’s.

**Approximately 40.6% of Not Rated is invested in affiliated money market mutual fund.

Credit Quality is subject to change.

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Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on November 1, 2010, at the beginning of the period, and held through the six-month period ended April 30, 2011. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of Prudential Investments funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and

Prudential Absolute Return Bond Fund	5

Fees and Expenses (Unaudited) (continued)

expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential Absolute Return Bond Fund		Beginning Account Value November 1, 2010	Ending Account Value April 30, 2011	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual**	$1,000.00	$1,004.70	1.30%	$1.14
	Hypothetical	$1,000.00	$1,018.35	1.30%	$6.51

Class C	Actual**	$1,000.00	$1,005.30	2.05%	$1.80
	Hypothetical	$1,000.00	$1,014.63	2.05%	$10.24

Class Q	Actual**	$1,000.00	$1,007.40	1.05%	$0.92
	Hypothetical	$1,000.00	$1,019.59	1.05%	$5.26

Class Z	Actual**	$1,000.00	$1,007.50	1.05%	$0.92
	Hypothetical	$1,000.00	$1,019.59	1.05%	$5.26

* Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended April 30, 2011, and divided by the 365 days in the Fund’s fiscal year ending October 31, 2011 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

** “Actual” expenses are calculated using the 32 day period ended April 30, 2011 due to the Class’s inception date of March 30, 2011.

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Portfolio of Investments

as of April 30, 2011 (Unaudited)

Description	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)

LONG-TERM INVESTMENTS 62.7%
ASSET-BACKED SECURITIES 9.6%

Collateralized Loan Obligations and Other Asset-Backed Securities 4.5%
BlackRock Senior Income Series Corp. (Cayman Islands), CLO Ser. 2005-2A, Class A2, 144A(a)	Aa2	0.562%	05/25/17	$487	$469,974
FUEL Trust, Sec’d. Notes, 144A	Baa2	4.207	04/15/16	200	204,222
Mountain Capital CLO Ltd. (Cayman Islands), Ser. 2005-4A, Class A1L, 144A(a)	Aa2	0.560	03/15/18	494	473,407

					1,147,603

Residential Mortgage-Backed Securities 5.1%
Citigroup Mortgage Loan Trust, Inc., Ser. 2005-OPT1, Class M1(a)	Aa3	0.633	02/25/35	317	264,297
Countrywide Asset-Backed Certificates, Ser. 2004-1, Class M1 (original cost $293,475; purchased 04/15/11)(a)(b)(c)	Baa1	0.713	03/25/34	390	316,317
Credit-Based Asset Servicing and Securitization LLC, Ser. 2003-CB3, Class AF1	A2	3.379	12/25/32	301	245,725
HSBC Home Equity Loan Trust, Ser. 2007-3, Class A4(a)	Aa2	1.713	11/20/36	250	213,266
Specialty Underwriting & Residential Finance, Ser. 2003-BC4, Class M1(a)	Ba3	1.113	11/25/34	314	254,158

					1,293,763

TOTAL ASSET-BACKED SECURITIES (cost $2,388,768)					2,441,366

BANK LOANS(a) 5.1%

Capital Goods 1.0%
Belfor USA Group, Inc.	Ba2	5.250	04/30/17	50	49,500
Dealer Computer Services, Inc.	Ba2	3.750	04/21/18	100	100,790
Hertz Corp.	Ba1	3.750	03/11/18	100	99,417

					249,707

See Notes to Financial Statements.

Prudential Absolute Return Bond Fund	7

Portfolio of Investments

as of April 30, 2011 (Unaudited) continued

Description	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)

BANK LOANS(a) (Continued)

Chemicals 0.4%
Houghton International, Inc.	B1	6.750%	01/31/16	$100	$100,937

Electric 0.2%
Texas Competitive Electric Holdings Co. LLC	B2	3.736	10/10/17	48	38,516

Gaming 0.3%
Venetian Macau Ltd.	Ba3	4.720	05/25/13	47	47,386
Venetian Macau Ltd.	Ba3	4.720	05/25/12	27	27,387

					74,773

Healthcare & Pharmaceutical 1.4%
HCA, Inc.	Ba3	3.783	03/31/17	200	200,111
HCR Healthcare LLC	Ba3	5.000	04/06/18	100	98,958
PTS Acquisitions Corp.	Ba3	2.560	04/10/14	50	48,625

					347,694

Paper 0.5%
Graphic Packaging International Corp.	Ba3	3.055	05/16/14	140	139,838

Real Estate Investment Trust 0.4%
CB Richard Ellis Services, Inc.	Ba1	0.000	09/04/19	100	99,917

Technology 0.9%
CDW LLC	B2	4.500	07/15/17	100	100,018
First Data Corp.	B1	4.307	03/31/18	141	133,447

					233,465

TOTAL BANK LOANS (cost $1,287,057)					1,284,847

COMMERCIAL MORTGAGE-BACKED SECURITIES 8.2%
Banc of America Commercial Mortgage, Inc., Ser. 2006-1, Class A2(a)	Aaa	5.334	09/10/45	200	200,262
Ser. 2007-1, Class AAB	Aaa	5.422	01/15/49	40	42,096
Ser. 2007-1, Class A3	Aaa	5.449	01/15/49	87	91,802
Citigroup/Deutsche Bank Commercial Mortgage Trust, Ser. 2007-CD4, Class A2B	Aaa	5.205	12/11/49	100	102,289

See Notes to Financial Statements.

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Description	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
GE Capital Commercial Mortgage Corp., Ser. 2007-C1, Class AAB	Aaa	5.477%	12/10/49	$155	$163,415
GS Mortgage Securities Corp. II, Ser. 2006-GG8, Class A2	Aaa	5.479	11/10/39	167	168,192
Ser. 2006-GG8, Class A3	Aaa	5.542	11/10/39	200	210,026
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2007-LD11, Class A3(a)	Aaa	6.005	06/15/49	218	231,812
LB-UBS Commercial Mortgage Trust, Ser. 2005-C3, Class A3	Aaa	4.647	07/15/30	200	202,933
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser. 2006-4, Class A2(a)	Aaa	5.112	12/12/49	146	147,434
Morgan Stanley Capital I, Ser. 2007-IQ14, Class AAB(a)	Aaa	5.654	04/15/49	100	106,116
Wachovia Bank Commercial Mortgage Trust, Ser. 2007-C30, Class A3	Aaa	5.246	12/15/43	200	205,337
Ser. 2007-C33, Class A2(a)	Aaa	6.052	02/15/51	194	199,187

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $2,053,036)					2,070,901

CORPORATE BONDS 35.4%

Airlines 1.0%
Continental Airlines 2007-1 Class A Pass Through Trust, Pass-thru Certs., Ser. A	Baa1	5.983	04/19/22	114	116,483
Delta Air Lines 2011-1 Class A Pass-Through Trust, Pass-thru Certs., Ser. A	Baa2	5.300	04/15/19	130	130,162

					246,645

Banking 8.8%
Abbey National Treasury Services PLC (United Kingdom), Gtd. Notes.	Aa3	2.875	04/25/14	50	50,370
American Express Co., Sr. Unsec’d. Notes	A3	8.125	05/20/19	130	165,106

See Notes to Financial Statements.

Prudential Absolute Return Bond Fund	9

Portfolio of Investments

as of April 30, 2011 (Unaudited) continued

Description	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)

CORPORATE BONDS (Continued)

Banking (cont’d.)
Bank of America Corp., Sr. Unsec’d. Notes (original cost $136,793; purchased 04/06/11)(b)(c)	A2	5.875%	01/05/21	$130	$138,661
Capital One Financial Corp., Sub. Notes	Baa2	6.150	09/01/16	110	122,439
Citigroup, Inc., Sr. Unsec’d. Notes	A3	6.125	05/15/18	130	143,550
Sub. Notes	Baa1	5.000	09/15/14	100	105,889
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes	A1	5.125	01/15/15	100	108,328
Sub. Notes	A2	5.625	01/15/17	130	139,691
HSBC Bank PLC (United Kingdom), Sr. Notes, 144A	Aa2	3.500	06/28/15	120	123,443
JPMorgan Chase & Co., Jr. Sub. Notes, Ser. 1(a)	Baa1	7.900	04/29/49	130	142,835
Sr. Unsec’d. Notes	Aa3	6.000	01/15/18	130	144,667
Lloyds TSB Bank PLC (United Kingdom), Gtd. Notes., 144A, MTN	Aa3	5.800	01/13/20	100	102,479
Morgan Stanley, Sr. Unsec’d. Notes, MTN	A2	5.625	09/23/19	130	135,121
Royal Bank of Scotland PLC (The) (United Kingdom), Gtd. Notes.	Aa3	4.875	03/16/15	100	105,577
Santander Holdings USA, Inc., Sr. Unsec’d. Notes	Baa1	4.625	04/19/16	35	36,125
Shinhan Bank (South Korea), Sr. Unsec’d. Notes, 144A	A1	4.125	10/04/16	200	202,319
US Bancorp, Jr. Sub. Notes	A2	3.442	02/01/16	130	131,198
Wells Fargo Capital XV, Ltd. Gtd. Notes(a)	Baa3	9.750	12/31/49	120	132,150

					2,229,948

Building Materials & Construction 0.4%
Country Garden Holdings Co. (Cayman Islands), Sr. Unsec’d. Notes, 144A	Ba3	11.750	09/10/14	100	109,750

See Notes to Financial Statements.

10	Visit our website at www.prudentialfunds.com

Description	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)

CORPORATE BONDS (Continued)

Cable 1.4%
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., Gtd. Notes	Baa2	3.500%	03/01/16	$130	$131,989
Echostar DBS Corp., Gtd. Notes	Ba3	6.625	10/01/14	100	106,250
Videotron Ltee (Canada), Gtd. Notes	Ba1	9.125	04/15/18	100	112,000

					350,239

Capital Goods 0.4%
Case New Holland, Inc., Gtd. Notes	Ba3	7.750	09/01/13	100	108,875

Chemicals 1.0%
Dow Chemical Co. (The), Sr. Unsec’d. Notes	Baa3	5.900	02/15/15	120	134,939
Lyondell Chemical Co., Sr. Sec’d. Notes	B2	11.000	05/01/18	100	113,000

					247,939

Electric 0.4%
EDP Finance BV (Netherlands), Sr. Unsec’d. Notes, 144A	Baa1	5.375	11/02/12	100	101,796

Energy-Other 2.2%
Alliance Oil Co. Ltd. (Bermuda), Sr. Unsec’d. Notes, 144A	B+(d)	9.875	03/11/15	100	109,880
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	Ba1	6.375	09/15/17	100	112,946
Forest Oil Corp., Gtd. Notes	B1	8.500	02/15/14	200	223,000
Weatherford International Ltd. (Bermuda), Gtd. Notes	Baa2	5.150	03/15/13	100	106,299

					552,125

Foods 1.0%
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	Baa1	7.750	01/15/19	100	125,386
Kraft Foods, Inc., Sr. Unsec’d. Notes	Baa2	6.125	02/01/18	120	136,206

					261,592

See Notes to Financial Statements.

Prudential Absolute Return Bond Fund	11

Portfolio of Investments

as of April 30, 2011 (Unaudited) continued

Description	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)

CORPORATE BONDS (Continued)

Gaming 1.9%
Marina District Finance Co., Inc., Sr. Sec’d. Notes, 144A	B2	9.875%	08/15/18	$100	$107,250
MGM Resorts International, Sr. Sec’d. Notes	Ba3	11.125	11/15/17	200	232,500
Yonkers Racing Corp., Sec’d. Notes, 144A (original cost $139,688; purchased 04/12/11)(b)(c)	B1	11.375	07/15/16	125	137,500

					477,250

Healthcare & Pharmaceutical 0.5%
Apria Healthcare Group, Inc., Sr. Sec’d. Notes	Ba2	11.250	11/01/14	125	134,687

Insurance 1.6%
Allied World Assurance Co. Holdings Ltd. (Bermuda), Sr. Unsec’d. Notes	Baa1	7.500	08/01/16	100	113,639
American International Group, Inc., Sr. Unsec’d. Notes	Baa1	6.400	12/15/20	130	142,223
Markel Corp., Sr. Unsec’d. Notes	Baa2	7.125	09/30/19	130	148,790

					404,652

Lodging 0.5%
Wyndham Worldwide Corp., Sr. Unsec’d. Notes	Ba1	5.750	02/01/18	120	125,774

Media & Entertainment 3.8%
CW Media Holdings, Inc. (Canada), Gtd. Notes, PIK, 144A	Ba2	13.500	08/15/15	325	359,450
Lamar Media Corp., Gtd. Notes	Ba3	9.750	04/01/14	175	203,875
Nielsen Finance LLC / Nielsen Finance Co., Gtd. Notes	B2	11.625	02/01/14	200	236,000
Rainbow National Services LLC, Gtd. Notes, 144A	B1	10.375	09/01/14	150	156,000

					955,325

See Notes to Financial Statements.

12	Visit our website at www.prudentialfunds.com

Description	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)

CORPORATE BONDS (Continued)

Metals 2.4%
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes	Baa3	9.850%	06/01/19	$50	$64,415
Bumi Capital Pte. Ltd. (Singapore), Sr. Sec’d. Notes, RegS	Ba3	12.000	11/10/16	100	117,875
Foundation PA Coal Co. LLC, Gtd. Notes	Ba3	7.250	08/01/14	150	153,000
Indo Integrated Energy II BV, (Netherlands) Sr. Sec’d. Notes, RegS	B1	9.750	11/05/16	100	115,650
Steel Dynamics, Inc., Gtd. Notes	Ba2	6.750	04/01/15	150	154,875

					605,815

Non-Captive Finance 2.3%
American General Finance Corp., Sr. Unsec’d. Notes, Ser. H, MTN	B3	5.375	10/01/12	100	100,000
CIT Group, Inc., Sec’d. Notes	B3	7.000	05/01/17	150	151,219
General Electric Capital Corp., Sub. Notes	Aa3	5.300	02/11/21	130	134,892
International Lease Finance Corp., Sr. Unsec’d. Notes, 144A	B1	8.625	09/15/15	90	99,000
SLM Corp., Sr. Unsec’d. Notes, MTN	Ba1	8.000	03/25/20	100	110,733

					595,844

Paper 1.6%
Georgia-Pacific LLC, Gtd. Notes, 144A (original cost $60,172; purchased 04/20/11)(b)(c)	Ba1	5.400	11/01/20	60	60,532
International Paper Co., Sr. Unsec’d. Notes	Baa3	9.375	05/15/19	100	130,344
Rock-Tenn Co., Gtd. Notes	Ba2	9.250	03/15/16	100	109,000
Verso Paper Holdings LLC / Verso Paper, Inc., Sr. Sec’d. Notes	Ba2	11.500	07/01/14	100	109,000

					408,876

See Notes to Financial Statements.

Prudential Absolute Return Bond Fund	13

Portfolio of Investments

as of April 30, 2011 (Unaudited) continued

Description	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)

CORPORATE BONDS (Continued)

Technology 1.8%
NXP BV / NXP Funding LLC (Netherlands), Sr. Sec’d. Notes, Ser. EXcH(a)	B3	3.028%	10/15/13	$300	$298,500
SunGard Data Systems, Inc., Gtd. Notes	Caa1	10.625	05/15/15	150	165,000

					463,500

Telecommunications 1.5%
CenturyLink, Inc., Sr. Unsec’d. Notes	Baa3	6.000	04/01/17	120	127,738
Telecom Italia Capital SA (Luxembourg), Gtd. Notes	Baa2	5.250	10/01/15	120	126,325
Telefonica Emisiones SAU (Spain), Gtd. Notes	Baa1	3.992	02/16/16	120	122,389

					376,452

Tobacco 0.9%
Altria Group, Inc., Gtd. Notes	Baa1	9.950	11/10/38	60	86,162
Reynolds American, Inc., Gtd. Notes	Baa3	6.750	06/15/17	115	132,650

					218,812

TOTAL CORPORATE BONDS (cost $8,929,181)					8,975,896

MUNICIPAL BOND 0.5%
State of Illinois (cost $126,306)	A1	3.321	01/01/13	125	126,935

NON-CORPORATE FOREIGN AGENCIES 1.4%
DP World Ltd. (United Arab Emirates), Sr. Unsec’d. Notes, 144A	Baa3	6.850	07/02/37	100	95,250
NAK Naftogaz Ukraine (Ukraine), Notes	NR	9.500	09/30/14	95	104,619
Petroleos de Venezuela SA (Venezuela), Sr. Unsec’d. Notes, Ser. 2014	NR	4.900	10/28/14	200	150,800

TOTAL NON-CORPORATE FOREIGN AGENCIES (cost $352,668)					350,669

See Notes to Financial Statements.

14	Visit our website at www.prudentialfunds.com

Description	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)

SOVEREIGNS 2.1%
Argentina Bonos (Argentina), Sr. Unsec’d. Notes	B(d)	7.000%	10/03/15	$200	$189,533
Mexican Bonos (Mexico), Bonds, Ser. M 10	Baa1	8.000	12/17/15	MXN 555	50,994
Bonds, Ser. M 30	Baa1	10.000	11/20/36	MXN 500	52,260
Qatar Government International Bond (Qatar), Sr. Unsec.’d. Notes, 144A	Aa2	6.400	01/20/40	100	107,250
Turkey Government Bond (Turkey), Notes(e)	B1	7.810	11/16/11	TRY 230	144,926

TOTAL SOVEREIGNS (cost $540,078)					544,963

U.S. TREASURY OBLIGATION 0.4%
U.S. Treasury Note(f) (cost $103,680)		4.875	02/15/12	100	103,680

TOTAL LONG-TERM INVESTMENTS (cost $15,780,774)					15,899,257

SHORT-TERM INVESTMENT 40.6%

				Shares
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund(g) (cost $10,308,675)				10,308,675	10,308,675

TOTAL INVESTMENTS 103.3% (cost $26,089,449)(h)					26,207,932
Liabilities in excess of other assets(i) (3.3)%					(825,187)

NET ASSETS 100.0%					$25,382,745

The following abbreviations are used in the portfolio descriptions:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

RegS—Regulation S. Security was purchased pursuant to Regulation S and may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

See Notes to Financial Statements.

Prudential Absolute Return Bond Fund	15

Portfolio of Investments

as of April 30, 2011 (Unaudited) continued

CLO—Collateralized Loan Obligation

MTN—Medium Term Note

NR—Not Rated by Moody’s or Standard & Poor’s

PIK—Payment In Kind

AUD—Australian Dollar

BRL—Brazilian Real

CAD—Canadian Dollar

CHF—Swiss Franc

CZK—Czech Koruna

EUR—Euro

GBP—British Pound

HUF—Hungarian Forint

IDR—Indonesian Rupiah

INR—Indian Rupee

KRW—South Korean Won

MXN—Mexican Peso

MYR—Malaysian Ringgit

NOK—Norwegian Krone

NZD—New Zealand Dollar

PHP—Philippine Peso

PLN—Polish Zloty

RON—Romanian New Lei

RUB—Russian Rouble

SEK—Swedish Krona

SGD—Singapore Dollar

THB—Thai Baht

TRY—Turkish Lira

TWD—New Taiwan Dollar

ZAR—South African Rand

JIBAR—Johannesburg Interbank Agreed Rate

LIBOR—London Interbank Offered Rate

PRIBOR—Prague Interbank Offered Rate

WIBOR—Warsaw Interbank Offered Rate

†	The ratings reflected are as of April 30, 2011. Ratings of certain bonds may have changed subsequent to that date.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	Variable rate instrument. The interest rate shown reflects the rate in effect at April 30, 2011.
(b)	Indicates a security that has been deemed illiquid.
(c)	Indicates a restricted security; the aggregate original cost of such securities is $630,128. The aggregate value of $653,010 is approximately 2.6% of net assets.
(d)	Standard & Poor’s Rating.
(e)	Represents zero coupon bond. Rate shown reflects the effective yield at April 30, 2011.
(f)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(g)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

See Notes to Financial Statements.

16	Visit our website at www.prudentialfunds.com

(h)	As of April 30, 2011, 1 security representing $469,974 and 1.9% of the net assets was fair valued in accordance with the policies adopted by the Board of Trustees.
(i)	Liabilities in excess of other assets include net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Open futures contracts outstanding at April 30, 2011:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at April 30, 2011	Unrealized Depreciation
	Short Position:
3	U.S. Long Bond	Jun. 2011	$365,147	$367,125	$(1,978)

Forward foreign currency contracts outstanding at April 30, 2011:

Foreign Currency Contracts	Counterparty	Notional Amount		Value at Settlement Date Payable	Value at April 30, 2011	Unrealized Appreciation/ (Depreciation)
Purchased:
Australian Dollar
Expiring 05/23/11	Morgan Stanley	AUD	102,057	$107,280	$111,530	$4,250
Brazilian Real
Expiring 06/02/11	Citibank NA	BRL	81,940	50,000	51,982	1,982
Expiring 06/02/11	Citibank NA	BRL	165,100	100,000	104,737	4,737
Expiring 06/02/11	UBS AG	BRL	102,763	65,300	65,191	(109)
British Pound
Expiring 05/25/11	Morgan Stanley	GBP	23,273	37,932	38,862	930
Canadian Dollar
Expiring 05/20/11	Morgan Stanley	CAD	47,973	50,100	50,679	579
Expiring 05/20/11	Morgan Stanley	CAD	111,729	116,019	118,034	2,015
Czech Koruna
Expiring 05/24/11	Citibank NA	CZK	2,604,114	152,888	159,486	6,598
Euro
Expiring 05/25/11	Citibank NA	EUR	34,711	50,100	51,375	1,275
Expiring 05/25/11	Citibank NA	EUR	42,707	63,100	63,210	110
Expiring 05/25/11	Morgan Stanley	EUR	35,068	50,100	51,904	1,804
Expiring 05/25/11	UBS AG	EUR	34,137	50,600	50,526	(74)
Hungarian Forint
Expiring 05/24/11	Citibank NA	HUF	23,722,848	125,366	132,644	7,278
Expiring 05/24/11	JPMorgan Chase Securities	HUF	9,320,719	50,100	52,116	2,016
Indian Rupee
Expiring 06/29/11	UBS AG	INR	1,123,500	25,000	25,091	91
Expiring 06/29/11	UBS AG	INR	2,271,000	50,000	50,719	719

See Notes to Financial Statements.

Prudential Absolute Return Bond Fund	17

Portfolio of Investments

as of April 30, 2011 (Unaudited) continued

Foreign Currency Contracts	Counterparty	Notional Amount		Value at Settlement Date Payable	Value at April 30, 2011	Unrealized Appreciation/ (Depreciation)
Purchased (cont’d.):
Indonesian Rupiah
Expiring 06/30/11	UBS AG	IDR	434,750,000	$50,000	$50,196	$196
Expiring 06/30/11	UBS AG	IDR	1,314,030,000	150,000	151,718	1,718
Malaysian Ringgit
Expiring 07/11/11	UBS AG	MYR	75,517	25,200	25,361	161
Expiring 07/11/11	UBS AG	MYR	188,244	63,000	63,218	218
Mexican Peso
Expiring 05/20/11	Citibank NA	MXN	1,802,050	152,505	156,251	3,746
Expiring 05/20/11	Morgan Stanley	MXN	205,263	17,600	17,798	198
New Taiwan Dollar
Expiring 12/09/11	UBS AG	TWD	1,067,813	37,500	37,486	(14)
Expiring 12/09/11	UBS AG	TWD	1,419,500	50,000	49,832	(168)
New Zealand Dollar
Expiring 05/23/11	Morgan Stanley	NZD	31,618	25,100	25,546	446
Expiring 05/23/11	Morgan Stanley	NZD	64,975	51,661	52,498	837
Expiring 05/23/11	Morgan Stanley	NZD	138,057	109,080	111,545	2,465
Norwegian Krone
Expiring 05/24/11	Citibank NA	NOK	1,251,127	227,426	238,127	10,701
Philippine Peso
Expiring 06/03/11	UBS AG	PHP	5,425,000	125,000	126,486	1,486
Polish Zloty
Expiring 05/24/11	Citibank NA	PLN	463,905	164,698	174,319	9,621
Expiring 05/24/11	JPMorgan Chase Securities	PLN	101,320	37,900	38,072	172
Expiring 05/24/11	JPMorgan Chase Securities	PLN	136,643	50,300	51,346	1,046
Romanian New Lei
Expiring 05/24/11	Citibank NA	RON	70,608	25,200	25,585	385
Expiring 05/24/11	UBS AG	RON	70,463	25,200	25,532	332
Expiring 05/24/11	UBS AG	RON	144,061	49,818	52,200	2,382
Russian Rouble
Expiring 07/28/11	Citibank NA	RUB	1,403,391	50,600	50,797	197
Expiring 08/08/11	Citibank NA	RUB	706,775	25,000	25,554	554
Expiring 08/08/11	Citibank NA	RUB	1,443,000	50,000	52,173	2,173
Singapore Dollar
Expiring 05/23/11	Citibank NA	SGD	252,438	203,148	206,229	3,081
South African Rand
Expiring 05/27/11	Citibank NA	ZAR	596,747	88,338	90,526	2,188
Expiring 05/27/11	JPMorgan Chase Securities	ZAR	342,638	50,200	51,978	1,778
South Korean Won
Expiring 07/21/11	UBS AG	KRW	137,780,250	125,898	127,856	1,958

See Notes to Financial Statements.

18	Visit our website at www.prudentialfunds.com

Foreign Currency Contracts	Counterparty	Notional Amount		Value at Settlement Date Payable	Value at April 30, 2011	Unrealized Appreciation/ (Depreciation)
Purchased (cont’d.):
Swedish Krona
Expiring 05/24/11	Morgan Stanley	SEK	1,425,064	$225,217	$235,536	$10,319
Expiring 05/25/11	Morgan Stanley	SEK	308,139	50,200	50,927	727
Swiss Franc
Expiring 05/24/11	Citibank NA	CHF	137,686	153,362	159,198	5,836
Expiring 05/24/11	UBS AG	CHF	22,189	25,200	25,656	456
Expiring 05/24/11	UBS AG	CHF	43,818	50,600	50,665	65
Thai Baht
Expiring 05/09/11	UBS AG	THB	3,415,725	112,500	114,361	1,861
Turkish Lira
Expiring 05/27/11	Citibank NA	TRY	85,098	55,518	55,683	165

				$3,846,854	$3,948,341	$101,487

Foreign Currency Contracts	Counterparty	Notional Amount		Value at Settlement Date Receivable	Value at April 30, 2011	Unrealized Appreciation/ (Depreciation)
Sold:
Brazilian Real
Expiring 06/02/11	Citibank NA	BRL	59,677	$37,900	$37,859	$41
British Pound
Expiring 05/25/11	Morgan Stanley	GBP	22,953	37,800	38,326	(526)
Euro
Expiring 05/25/11	Morgan Stanley	EUR	35,113	50,100	51,970	(1,870)
Hungarian Forint
Expiring 05/24/11	JPMorgan Chase Securities	HUF	7,478,397	40,100	41,815	(1,715)
Mexican Peso
Expiring 05/20/11	Morgan Stanley	MXN	593,343	50,100	51,447	(1,347)
New Taiwan Dollar
Expiring 12/09/11	UBS AG	TWD	1,426,508	50,300	50,078	222
Expiring 12/09/11	UBS AG	TWD	1,060,805	37,438	37,240	198
New Zealand Dollar
Expiring 05/23/11	Morgan Stanley	NZD	63,679	50,100	51,450	(1,350)
Norwegian Krone
Expiring 05/24/11	Citibank NA	NOK	136,549	25,100	25,989	(889)
Expiring 05/24/11	Citibank NA	NOK	270,133	50,300	51,414	(1,114)
Swedish Krona
Expiring 05/24/11	Citibank NA	SEK	156,886	25,100	25,930	(830)

See Notes to Financial Statements.

Prudential Absolute Return Bond Fund	19

Portfolio of Investments

as of April 30, 2011 (Unaudited) continued

Foreign Currency Contracts	Counterparty	Notional Amount		Value at Settlement Date Receivable	Value at April 30, 2011	Unrealized Appreciation/ (Depreciation)
Sold (cont’d.):
Swiss Franc
Expiring 05/24/11	UBS AG	CHF	88,894	$99,000	$102,783	$(3,783)
Turkish Lira
Expiring 05/27/11	Citibank NA	TRY	38,690	25,200	25,317	(117)
Expiring 05/27/11	Morgan Stanley	TRY	77,130	50,300	50,469	(169)
Expiring 05/27/11	UBS AG	TRY	77,227	50,600	50,533	67

				$679,438	$692,620	$(13,182)

						$88,305

Interest rate swap agreements outstanding at April 30, 2011:

Counterparty	Termination Date	Notional Amount (000)#		Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC(a)	04/27/16		$200	2.368%	3 month LIBOR	$(1,523)	$—	$(1,523)
Citibank NA(a)	04/26/13		2,000	0.845	3 month LIBOR	(3,701)	—	(3,701)
Citibank NA(a)	04/08/16		2,000	2.520	3 month LIBOR	(40,084)	—	(40,084)
Citibank NA(a)	04/27/16		2,000	2.313	3 month LIBOR	(16,464)	—	(16,464)
Citibank NA(a)	04/19/21		1,000	3.514	3 month LIBOR	(14,127)	—	(14,127)
Barclays Bank PLC(b)	04/05/13	CZK	9,000	2.630	6 month PRIBOR	712	—	712
Barclays Bank PLC(b)	04/05/16	CZK	2,100	2.950	6 month PRIBOR	1,234	—	1,234
Barclays Bank PLC(b)	04/26/16	PLN	900	5.665	6 month WIBOR	71	—	71
Morgan Stanley Capital Services(b)	03/28/13	MXN	3,500	5.920	28 day Mexican Interank Rate	1,751	—	1,751
Morgan Stanley Capital Services(b)	04/07/21	ZAR	500	8.380	3 month JIBAR	1,403	—	1,403

						$(70,728)	$—	$(70,728)

(a)	Fund pays the fixed rate and receives the floating rate.
(b)	Fund pays the floating rate and receives the fixed rate.
#	Notional amount is shown in U.S. dollars unless otherwise stated.

See Notes to Financial Statements.

20	Visit our website at www.prudentialfunds.com

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities and mutual funds which trade at daily net asset value.

Level 2—other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3—significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
CLO’s and Other Asset-Backed Securities	$—	$204,222	$943,381
Residential Mortgage-Backed Securities	—	1,293,763	—
Bank Loans	—	1,284,847	—
Commercial Mortgage-Backed Securities	—	2,070,901	—
Corporate Bonds	—	8,975,896	—
Municipal Bond	—	126,935	—
Non-Corporate Foreign Agencies	—	350,669	—
Sovereigns	—	544,963	—
U.S. Treasury Obligation	—	103,680	—
Affiliated Money Market Mutual Fund	10,308,675	—	—
Other Financial Instruments*
Futures Contracts	(1,978)	—	—
Forward Currency Contracts	—	88,305	—
Interest Rate Swap Agreements	—	(70,728)	—

Total	$10,306,697	$14,973,453	$943,381

See Notes to Financial Statements.

Prudential Absolute Return Bond Fund	21

Portfolio of Investments

as of April 30, 2011 (Unaudited) continued

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Non-Residential Mortgage-Backed Securities
Balance as of 03/30/2011 (commencement of investment operations)	$—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)**	198
Purchases	943,183
Sales	—
Accrued discount/premium	—
Transfers into Level 3	—
Transfers out of Level 3	—

Balance as of 04/30/11	$943,381

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
**	Of which, $198 was included in Net Assets relating to securities held at the reporting period end.

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2011 were as follows:

Affiliated Money Market Mutual Fund	40.6%
Banking	8.8
Commercial Mortgage-Backed Securities	8.1
Residential Mortgage-Backed Securities	5.1
CLO’s and Other Asset-Backed Securities	4.5
Media & Entertainment	3.8
Technology	2.7
Metals	2.4
Non-Captive Finance	2.3
Energy–Other	2.2
Gaming	2.2
Paper	2.1
Sovereigns	2.1
Healthcare & Pharmaceutical	1.9
Insurance	1.6
Telecommunications	1.5
Cable	1.4
Capital Goods	1.4
Chemicals	1.4
Non-Corporate Foreign Agencies	1.4

See Notes to Financial Statements.

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Industry (cont’d.)
Airlines	1.0%
Foods	1.0
Tobacco	0.9
Electric	0.6
Lodging	0.5
Municipal Bond	0.5
Building Materials & Construction	0.4
Real Estate Investment Trust	0.4
U.S. Treasury Obligation	0.4

103.2
Liabilities in excess of other assets	(3.2)

100.0%

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments are foreign exchange risk and interest rate risk. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of April 30, 2011 as presented in the Statement of Assets and Liabilities:

Derivatives not designated as hedging instruments, carried at fair value	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Foreign exchange contracts	Unrealized appreciation on forward currency contracts	$102,380	Unrealized depreciation on forward currency contracts	$14,075
Interest rate contracts	—	—	Due to broker— variation margin	1,978	*
Interest rate contracts	Unrealized appreciation on swap agreements	5,171	Unrealized depreciation on swap agreements	75,899

Total		$107,551		$91,952

*	Includes cumulative appreciation/depreciation on futures contracts as reported in Portfolio of Investments. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

See Notes to Financial Statements.

Prudential Absolute Return Bond Fund	23

Portfolio of Investments

as of April 30, 2011 (Unaudited) continued

The effects of derivative instruments on the Statement of Operations for the period March 30, 2011* through April 30, 2011 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Futures	Forward Currency Contracts	Swaps	Total
Foreign exchange contracts	$—	$65,228	$—	$65,228
Interest rate contracts	3,240	—	600	3,840

Total	$3,240	$65,228	$600	$69,068

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Futures	Forward Currency Contracts	Swaps	Total
Foreign exchange contracts	$—	$88,305	$—	$88,305
Interest rate contracts	(1,978)	—	(70,728)	(72,706)

Total	$(1,978)	$88,305	$(70,728)	$15,599

*	Commencement of operations.

As of April 30, 2011, the Fund’s volume of derivative activities is as follows:

Futures Short Position (Value at Trade Date)	Forward Currency Contracts- Purchased (Value at Settlement Date Payable)	Forward Currency Contracts-Sold (Value at Settlement Date Receivable)	Interest Rate Swaps (Notional Amount in USD (000))
$365,147	$3,846,854	$679,438	$8,599

See Notes to Financial Statements.

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Financial Statements

(Unaudited)

April 30, 2011	SEMIANNUAL REPORT

Prudential Absolute Return Bond Fund

Statement of Assets and Liabilities

as of April 30, 2011 (Unaudited)

Assets
Investments at value:
Unaffiliated investments (cost $15,780,774)	$15,899,257
Affiliated investments (cost $10,308,675)	10,308,675
Cash	4,196
Foreign currency, at value (cost $253)	254
Dividends and interest receivable	172,673
Unrealized appreciation on forward currency contracts	102,380
Unrealized appreciation on swap agreements	5,171
Prepaid expenses	54,619
Due from Manager	22,258
Receivable for Fund shares sold	250

Total assets	26,569,733

Liabilities
Payable for investments purchased	1,072,108
Unrealized depreciation on swap agreements	75,899
Accrued expenses	24,126
Unrealized depreciation on forward currency contracts	14,075
Due to broker—variation margin	750
Affiliated transfer agent payable	16
Distribution fee payable	12
Payable for Fund shares reacquired	2

Total liabilities	1,186,988

Net Assets	$25,382,745

Net assets were comprised of:
Shares of beneficial interest, at par	$2,521
Paid-in capital in excess of par	25,207,647

25,210,168
Undistributed net investment income	9
Accumulated net realized gain on investment and foreign currency transactions	38,407
Net unrealized appreciation on investments and foreign currencies	134,161

Net assets, April 30, 2011	$25,382,745

See Notes to Financial Statements.

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Class A
Net asset value and redemption price per share ($88,628 ÷ 8,826 shares of beneficial interest issued and outstanding)	$10.04
Maximum sales charge (4.50% of offering price)	0.47

Maximum offering price to public	$10.51

Class C
Net asset value, offering price and redemption price per share ($63,311 ÷ 6,297 shares of beneficial interest issued and outstanding)	$10.05

Class Q
Net asset value, offering price and redemption price per share ($1,006 ÷ 100 shares of beneficial interest issued and outstanding)	$10.06

Class Z
Net asset value, offering price and redemption price per share ($25,229,800 ÷ 2,505,697 shares of beneficial interest issued and outstanding)	$10.07

See Notes to Financial Statements.

Prudential Absolute Return Bond Fund	27

Statement of Operations

For the Period March 30, 2011* through April 30, 2011 (Unaudited)

Net Investment Income
Income
Unaffiliated interest income	$29,629
Affiliated dividend income	3,839

Total income	33,468

Expenses
Management fee	17,605
Distribution fee—Class A	2
Distribution fee—Class C	9
Legal fees and expenses	13,000
Registration fees	9,000
Audit fee	7,000
Custodian’s fees and expenses	7,000
Reports to shareholders	4,000
Transfer agent’s fees and expenses (including affiliated expense of $20) (Note 3)	3,000
Trustees’ fees	2,000
Miscellaneous	1,852

Total expenses	64,468

Less: Management fee reimbursement (Note 2)	(41,353)

Net expenses	23,115

Net investment income	10,353

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions	(941)
Foreign currency transactions	35,508
Financial futures transactions	3,240
Swap transactions	600

38,407

Net change in unrealized appreciation (depreciation) on:
Investments	118,483
Foreign currencies	88,384
Financial futures contracts	(1,978)
Swaps	(70,728)

134,161

Net gain on investment and foreign currency transactions	172,568

Net Increase In Net Assets Resulting From Operations	$182,921

*	Commencement of investment operations.

See Notes to Financial Statements.

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Statement of Changes in Net Assets

(Unaudited)

March 30, 2011* through April 30, 2011
Increase (Decrease) In Net Assets
Operations
Net investment income	$10,353
Net realized gain on investment and foreign currency transactions	38,407
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	134,161

Net increase in net assets resulting from operations	182,921

Dividends from net investment income (Note 1)
Class A	(20)
Class C	(11)
Class Q	(1)
Class Z	(10,312)

(10,344)

Fund share transactions (Note 6)
Net proceeds from shares sold	25,199,826
Net asset value of shares issued in reinvestment of dividends	10,344
Cost of shares reacquired	(2)

Net increase in net assets from Fund share transactions	25,210,168

Total increase	25,382,745

Net Assets:
Beginning of period	—

End of period(a)	$25,382,745

(a) Includes undistributed net investment income of:	$9

*	Commencement of investment operations.

See Notes to Financial Statements.

Prudential Absolute Return Bond Fund	29

Notes to Financial Statements

(Unaudited)

Prudential Investment Portfolios 9 (the “Trust”), is registered under the Investment Company Act of 1940 (“1940 Act”), as amended, as an open-end management investment company. The Trust currently consists of three funds: Prudential Large-Cap Core Equity Fund, Prudential International Real Estate Fund and Prudential Absolute Return Bond Fund (the “Fund”). These financial statements relate to Prudential Absolute Return Bond Fund, a diversified fund. The financial statements of the Prudential Large-Cap Core Equity Fund and Prudential International Real Estate Fund are not presented herein. The Trust was organized as a business trust in Delaware on September 18, 1998. The Fund commenced investment operations on March 30, 2011.

The Fund’s investment objective is to seek positive returns over the long term, regardless of market conditions. It invests at least 80% of its investable assets in debt securities, including mortgage-related securities, asset-backed securities, floating rate loans, municipal securities, U.S. Government securities, corporate securities and foreign securities.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via NASDAQ are valued at the NASDAQ official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadvisers, to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Options on securities and indices traded on an exchange are valued at the last sale price as of the close of trading on the applicable exchange or, if there was no sale, at the mean between the most recently quoted bid and asked prices on such exchange. Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the

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applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted bid and asked prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Securities for which reliable market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Funds’ normal pricing time, are valued at fair value in accordance with the Board of Trustees’ approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Investments in open end, non exchange-traded mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term debt securities of sufficient credit quality, which mature in sixty days or less, are valued at amortized cost, which approximates fair value. The amortized cost method includes valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term debt securities, which mature in more than sixty days, are valued at fair value.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities-at the current rates of exchange;

(ii) purchases and sales of investment securities, income and expenses-at the rates of exchange prevailing on the respective dates of such transactions.

Prudential Absolute Return Bond Fund	31

Notes to Financial Statements

(Unaudited) continued

The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long term securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of portfolio securities sold during the period. Accordingly, realized foreign currency gains or losses are included in the reported net realized gains or losses on investment transactions. Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the holding of foreign currencies, currency gains or losses realized between the trade and settlement date on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on foreign currencies.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on financial futures transactions. Financial futures contracts involve elements of risk in excess of the amounts reflected on the Statement of Assets and Liabilities.

The Fund invests in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates, value of equities or foreign currency exchange rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets.

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With exchange-traded futures, there is a minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange traded futures and guarantees the futures contracts against default.

Forward Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate between two parties. The Fund enters into forward currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings or specific receivables and payables denominated in a foreign currency. The contracts are valued daily at current forward exchange rates and any unrealized gain or loss is included in net unrealized appreciation or depreciation on foreign currencies. Gain or loss is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain or loss, if any, is included in net realized gain (loss) on foreign currency transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund’s maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life. A master netting arrangement between the Fund and the counterparty which may permit the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable.

Swap Agreements: The Fund entered into interest rate swap agreements. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation or depreciation on investments. Payments received or paid by the Fund are recorded as realized gains or losses upon termination or maturity of the swap. Risk of loss may exceed amounts recognized on the statements of assets and liabilities. Swap agreements outstanding at period end, if any, are listed on the Portfolio of Investments.

Interest Rate Swaps: Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. The Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. The Fund used interest rate swaps to maintain its ability to generate steady

Prudential Absolute Return Bond Fund	33

Notes to Financial Statements

(Unaudited) continued

cash flow by receiving a stream of fixed rate payments and to increase exposure to prevailing market rates by receiving floating rate payments using interest rate swap contracts. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates. In connection with these agreements, securities in the portfolio may be identified as collateral or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and serve as recourse in the event of default or bankruptcy/insolvency of either party. Such over-the-counter derivative agreements include conditions which when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

As of April 30, 2011, the Fund has not met conditions under such agreements, which give the counterparty the right to call for an early termination.

Forward currency contracts, financial futures contracts and swaps involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities.

Concentration of Risk: The ability of issuers of debt securities (other than those issued or guaranteed by the U.S. Government) held by the Fund to meet their obligations may be affected by the economic or political developments in a specific industry, region or country. Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a

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result of, among other factors, the possibility of political and economic instability or the level of governmental supervision and regulation of foreign securities markets.

Restricted Securities: The Fund may hold up to 15% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Certain issues of restricted securities held by the Fund at April 30, 2011 include registration rights under which the Fund may demand registration by the issuer, of which the Fund may bear the cost of such registration. Restricted securities, sometimes referred to as private placements, are valued pursuant to the valuation procedures noted above.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses on sales of securities are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Fund amortizes premiums and accretes discounts on debt securities as adjustments to interest income. Net investment income or loss (other than distribution fees, which are charged to the respective class) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Dividends and Distributions: The Fund declares dividends of net investment income daily and payment is made monthly. Distributions of net realized capital and currency gains, if any, are made annually. Dividends and distributions are recorded on the ex-dividend date. Dividends and distributions are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. Permanent book/tax differences relating to income and gains are reclassified amongst distribution in excess of net investment income, accumulated net realized gain or loss and paid-in-capital in excess of par, as appropriate.

Taxes: For federal income tax purposes it is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Withholding taxes on foreign interest are recorded, net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those amounts.

Prudential Absolute Return Bond Fund	35

Notes to Financial Statements

(Unaudited) continued

Note 2. Agreements

The Fund has a management agreement with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadvisor’s performance of such services. PI has entered into a subadvisory agreement with Prudential Investment Management, Inc. (“PIM”). The subadvisory agreement provides that PIM will furnish investment advisory services in connection with the management of the Fund. In connection therewith, PIM is obligated to keep certain books and records of the Fund. PI pays for the services of PIM, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is computed daily and payable monthly at an annual rate of .80% of the average daily net assets.

PI has contractually agreed through March 31, 2012 to limit net annual Fund operating expenses (excluding distribution and service (12b-1) fees, extraordinary and certain other expenses such as taxes, interest and brokerage commissions) to each class of shares to 1.05% of the Fund’s daily average net assets.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”) who acts as the distributor of the Class A, Class C, Class Q and Class Z shares. The Fund compensates PIMS for distributing and servicing the Fund’s Class A and Class C, pursuant to plans of distribution (the “Class A and C Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Q and Class Z shares of the fund.

Pursuant to the Class A and C Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to .30% and 1% of the average daily net assets of the Class A and C shares, respectively. PIMS has contractually agreed to limit such expenses to .25% of the average daily net assets of the Class A shares.

PIMS has advised the Fund that it received $179 in front-end sales charges resulting from sales of Class A shares during the period ended April 30, 2011. From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

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PIMS has advised the Fund that for the period ended April 30, 2011, there were no contingent deferred sales charges imposed.

PI and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund invests in the Prudential Core Taxable Money Market Fund (the “Core Fund”), a portfolio of the Prudential Investment Portfolios 2 registered under the 1940 Act, as amended, and managed by PI. Earnings from the Core Fund are disclosed on the Statement of Operations as affiliated dividend income.

Note 4. Portfolio Securities

Purchases and sales of investment securities, other than short-term investments, for the period ended April 30, 2011 were $18,160,512 and $2,625,760, respectively. United States government securities represent $2,588,863 and $2,587,516 of those purchases and sales, respectively.

Note 5. Distributions and Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of April 30, 2011 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$26,093,449	$139,811	$(25,328)	$114,483

The cost of securities for federal income tax purposes is substantially the same as for financial reporting purposes.

Management has analyzed the Fund’s tax positions and has concluded that as of April 30, 2011, no provision for income tax would be required in the Fund’s financial statements.

Prudential Absolute Return Bond Fund	37

Notes to Financial Statements

(Unaudited) continued

Note 6. Capital

The Fund offers Class A, Class C, Class Q and Class Z shares. Class A shares are sold with a front-end sales charge of up to 4.50%. All Investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1%, including investors who purchase their shares through broker-dealers affiliated with Prudential. Class C shares are sold with a contingent deferred sales charge of 1% during the first 12 months. Under certain limited circumstances, an exchange may be made from Class A or Class C to Class Z shares of the Fund. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class Q and Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

At April 30 2011, Prudential Financial, Inc. through its affiliates owned 100 Class A shares, 100 Class C shares, 100 Class Q shares and 2,501,258 Class Z shares of the Fund.

The Trust has authorized an unlimited number of shares of beneficial interest at $.001 par value.

Transactions in shares of beneficial interest were as follows:

Class A	Shares		Amount
Period ended April 30, 2011*:
Shares sold	8,824		$88,570
Shares issued in reinvestment of dividends	2		20
Shares reacquired	—	(a)	(2)

Net increase (decrease) in shares outstanding	8,826		$88,588

Class C
Period ended April 30, 2011*:
Shares sold	6,296		$63,256
Shares issued in reinvestment of dividends	1		11

Net increase (decrease) in shares outstanding	6,297		$63,267

Class Q
Period ended April 30, 2011*:
Shares sold	100		$1,000
Shares issued in reinvestment of dividends	—	(a)	1

Net increase (decrease) in shares outstanding	100		$1,001

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Class Z	Shares	Amount
Period ended April 30, 2011*:
Shares sold	2,504,673	$25,047,000
Shares issued in reinvestment of dividends	1,024	10,312

Net increase (decrease) in shares outstanding	2,505,697	$25,057,312

*	Commenced operations on March 30, 2011.
(a)	Less than 0.5 share.

Note 7. Borrowings

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a syndicated credit agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $750 million for the period December 17, 2010 through December 16, 2011. The Funds pay an annualized commitment fee of 0.10% of the unused portion of the SCA. Prior to December 17, 2010, the Funds had another Syndicated Credit Agreement (the “Expired SCA”) of a $500 million commitment with an annualized commitment fee of 0.15% of the unused portion. Interest on any borrowings under these SCA’s is paid at contracted market rates. The commitment fee for the unused amount is accrued daily and paid quarterly.

The Fund did not utilize the SCA during the period ended April 30, 2011.

Note 8: New Accounting Pronouncements

In April 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-03 “Reconsideration of Effective control for Repurchase Agreements”. The objective of ASU 2011-03 is to improve the accounting for repurchase agreements and other agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. Under previous guidance, whether or not to account for a transaction as a sale was based on, in part, if the entity maintained effective control over the transferred financial assets. ASU 2011-03 removes the transferor’s ability criterion from the effective control assessment. This guidance is effective prospectively for interim and annual reporting periods beginning on or after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-03 and its impact on the financial statements has not been determined.

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs”. ASU

Prudential Absolute Return Bond Fund	39

Notes to Financial Statements

(Unaudited) continued

2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements has not been determined.

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Financial Highlights

(Unaudited)

Class A Shares
	March 30, 2011(a) through April 30, 2011(h)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$10.00
Income (loss) from investment operations:
Net investment income	-	(e)
Net realized and unrealized gain on investment and foreign currency transactions	.05
Total from investment operations	.05
Less Dividends:
Dividends from net investment income	(.01)
Net asset value, end of period	$10.04
Total Return(b):	.47%

Ratios/Supplemental Data:
Net assets, end of period (000)	$89
Average net assets (000)	$10
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees(d)	1.30%	(e)(f)
Expenses, excluding distribution and service (12b-1) fees	1.05%	(e)(f)
Net investment income	2.19%	(e)(f)
For Class A, C, Q and Z shares:
Portfolio turnover rate	32%	(g)

(a) Inception date of Class A shares.

(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than a full year are not annualized.

(c)	Does not include expenses of the underlying portfolios in which the Fund invests.

(d) The distributor of the Fund has contractually agreed to limit its distribution and service (12b-1) fees to .25% of the average daily net assets of the Class A shares.

(e) Net of expense waiver/reimbursement. If the investment manager had not waived/reimbursed expenses, the expense ratios including and excluding distribution and services (12b-1) fees and net investment income ratio would be 3.18%, 2.93% and .31%, respectively, for the period ended April 30, 2011.

(f) Annualized

(g) Not annualized.

(h) Calculated based on average shares outstanding during the period.

See Notes to Financial Statements.

Prudential Absolute Return Bond Fund	41

Financial Highlights

(Unaudited) continued

Class C Shares
	March 30, 2011(a) through April 30, 2011(g)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$10.00
Income (loss) from investment operations:
Net investment income	-	(e)
Net realized and unrealized gain on investment and foreign currency transactions	.05
Total from investment operations	.05
Less Dividends:
Dividends from net investment income	-	(e)
Net asset value, end of period	$10.05
Total Return(b):	.53%

Ratios/Supplemental Data:
Net assets, end of period (000)	$63
Average net assets (000)	$11
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	2.05%	(d)(f)
Expenses, excluding distribution and service (12b-1) fees	1.05%	(d)(f)
Net investment income	1.10%	(d)(f)

(a) Inception date of Class C shares.

(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than a full year are not annualized.

(c) Does not include expenses of the underlying portfolios in which the Fund invests.

(d) Net of expense waiver/reimbursement. If the investment manager had not waived/reimbursed expenses, the expense ratios including and excluding distribution and services (12b-1) fees and net investment loss ratio would be 3.93%, 2.93% and (.77)%, respectively, for the period ended April 30, 2011.

(e) Less than $.005 per share.

(f) Annualized.

(g) Calculated based on average shares outstanding during the period.

See Notes to Financial Statements.

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Class Q Shares
	March 30, 2011(a) through April 30, 2011(g)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$10.00
Income (loss) from investment operations:
Net investment income	-	(e)
Net realized and unrealized gain on investment and foreign currency transactions	.07
Total from investment operations	.07
Less Dividends:
Dividends from net investment income	(.01)
Net asset value, end of period	$10.06
Total Return(b):	.74%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1
Average net assets (000)	$1
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	1.05%	(d)(f)
Expenses, excluding distribution and service (12b-1) fees	1.05%	(d)(f)
Net investment income	.36%	(d)(f)

(a) Inception date of Class Q shares.

(b) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than a full year are not annualized.

(c) Does not include expenses of the underlying portfolios in which the Fund invests.

(d) Net of expense waiver/reimbursement. If the investment manager had not waived/reimbursed expenses, the expense ratios including and excluding distribution and services (12b-1) fees and net investment loss ratio would be 2.80%, 2.80% and (1.51)%, respectively, for the period ended April 30, 2011.

(e) Less than $.005 per share.

(f) Annualized.

(g) Calculated based on average shares outstanding during the period.

See Notes to Financial Statements.

Prudential Absolute Return Bond Fund	43

Financial Highlights

(Unaudited) continued

Class Z Shares
	March 30, 2011(a) through April 30, 2011(g)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$10.00
Income (loss) from investment operations:
Net investment income	-	(e)
Net realized and unrealized gain on investment and foreign currency transactions	.07
Total from investment operations	.07
Less Dividends:
Dividends from net investment income	-	(e)
Net asset value, end of period	$10.07
Total Return(b):	.75%

Ratios/Supplemental Data:
Net assets, end of period (000)	$25,230
Average net assets (000)	$25,078
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	1.05%	(d)(f)
Expenses, excluding distribution and service (12b-1) fees	1.05%	(d)(f)
Net investment income	.47%	(d)(f)

(a) Inception date of Class Z shares.

(b) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than a full year are not annualized.

(c) Does not include expenses of the underlying portfolios in which the Fund invests.

(d) Net of expense waiver/reimbursement. If the investment manager had not waived/reimbursed expenses, the expense ratios including and excluding distribution and services (12b-1) fees and net investment loss ratio would be 2.93%, 2.93% and (1.41)%, respectively, for the period ended April 30, 2011.

(e) Less than $.005 per share.

(f) Annualized.

(g) Calculated based on average shares outstanding during the period.

See Notes to Financial Statements.

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Approval of Advisory Agreements

Initial Approval of the Fund’s Advisory Agreements

As required by the Investment Company Act of 1940, as amended (the “1940 Act”), the Board considered the proposed management agreement with Prudential Investments LLC (the “Manager”) and the proposed subadvisory agreement with Prudential Fixed Income (the “Subadviser”), a division of Prudential Investment Management, Inc., with respect to the Prudential Absolute Return Bond Fund (the “Fund”) prior to the Fund’s commencement of operations. The Board, including all of the Independent Trustees, met on November 30-December 2, 2010 and approved the agreements for an initial two year period, after concluding that approval of the agreements was in the best interests of the Fund.

In advance of the meetings, the Board requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with its consideration.

In approving the agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services to be provided to the Fund by the Manager and the Subadviser; any relevant comparable performance and the Subadviser’s qualifications and track record in serving other affiliated mutual funds; the fees proposed to be paid by the Fund to the Manager and by the Manager to the Subadvisers under the agreements; and the potential for economies of scale that may be shared with the Fund and its shareholders. In connection with its deliberations, the Board considered information provided by the Manager and the Subadvisers at or in advance of the meetings on November 30-December 2, 2010. The Board also considered information provided by the Manager with respect to other funds managed by the Manager and the Subadviser, which information had been provided throughout the year at regular Board meetings. In their deliberations, the Trustees did not identify any single factor which alone was responsible for the Board’s decision to approve the agreements with respect to the Fund.

The Trustees determined that the overall arrangements between the Fund and the Manager, which will serve as the Fund’s investment manager pursuant to a management agreement, and between the Manager and the Subadviser, which will serve as the Fund’s Subadviser pursuant to the terms of a subadvisory agreement, are appropriate in light of the services to be performed and the fees to be charged under the agreements and such other matters as the Trustees considered relevant in the exercise of their business judgment.

The material factors and conclusions that formed the basis for the Trustees’ reaching their determinations to approve the agreements are separately discussed below.

Prudential Absolute Return Bond Fund

Approval of Advisory Agreements (continued)

Nature, quality and extent of services

With respect to the Manager, the Board noted that it had received and considered information about the Manager at the June 21-23, 2010 meetings in connection with the renewal of the management agreements between the Manager and the other Prudential Retail Funds, as well as at other regular meetings throughout the year, regarding the nature, quality and extent of services provided by the Manager. The Board considered the services to be provided by the Manager, including but not limited to the oversight of the Subadviser, as well as the provision of fund recordkeeping, compliance and other services to the Fund. With respect to the Manager’s oversight of the Subadviser, the Board noted that the Manager’s Strategic Investment Research Group, which is a business unit of the Manager, is responsible for monitoring and reporting to the Manager’s senior management on the performance and operations of the Subadviser. The Board also noted that the Manager pays the salaries of all the officers and non-independent Trustees of the Fund. The Board reviewed the qualifications, backgrounds and responsibilities of the Manager’s senior management responsible for the oversight of the Fund and the Subadviser, and was also provided with information pertaining to the Manager’s organizational structure, senior management, investment operations and other relevant information. The Board further noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer as to the Manager. The Board noted that it had concluded that it was satisfied with the nature, quality and extent of the services provided by the Manager to the other Prudential Retail Funds and determined that it was reasonable to conclude that the nature, quality and extent of services to be provided by the Manager under the management agreement for the Fund would be similar in nature to those provided under the other management agreements.

With respect to the Subadviser, the Board noted that it had received and considered information about the Subadviser at the June 21-23, 2010 meetings in connection with the renewal of the subadvisory agreements between the Manager and the Subadviser with respect to other Prudential Retail Funds, as well as at other regular meetings throughout the year, regarding the nature, quality and extent of services provided by the Subadviser. The Board considered, among other things, the qualifications, background and experience of the Subadviser’s portfolio managers who will be responsible for the day-to-day management of the Fund’s portfolio, as well as information on the Subadviser’s organizational structure, senior management, investment operations and other relevant information. The Board further noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer as to the Subadviser. The Board noted that it was satisfied with the nature, quality and extent of services provided by the Subadviser with respect to the other Prudential Retail Funds served by the Subadviser and determined that it was reasonable to

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conclude that the nature, quality and extent of services to be provided by the Subadviser under the subadvisory agreement for the Fund would be similar in nature to those provided under the other subadvisory agreements. The Board noted that the Subadviser is affiliated with the Manager.

Performance

Because the Fund had not yet commenced operations and the actual asset base of the Fund has not yet been determined, no investment performance for the Fund existed for Board review. The Board did consider the Subadviser’s track record in managing other registered investment companies. The Manager will provide information relating to performance to the Board in connection with future annual reviews of the management agreement and subadvisory agreement.

Fee Rates

The Board considered the proposed management fees of 0.80% of the Fund’s average daily net assets to be paid by the Fund to the Manager and the proposed subadvisory fees of 0.45% of the Fund’s first $300 million of average daily net assets and 0.40% of average daily net assets in excess of $300 million to be paid by the Manager to the Subadviser.

The Board considered information provided by the Manager comparing the Fund’s proposed management fee rate and total expenses for Class A shares to the Lipper 15(c) Peer Group. The Board noted that the Fund’s net management fee was in the second quartile of the Lipper Peer Group (first quartile being the lowest fee). The Board further noted that the anticipated net total expenses for Class A shares (including expenses related to short sales) were in the third quartile of the Lipper Peer Group (first quartile being the lowest expenses).

The Board concluded that the proposed management fee and total expenses were reasonable in light of the services to be provided.

Profitability

Because the Fund had not yet commenced operations and the actual asset base of the Funds has not yet been determined, the Board noted that there was no historical profitability information with respect to the Fund to be reviewed. The Board noted that it would review profitability information in connection with the annual renewal of the advisory and subadvisory agreements.

Prudential Absolute Return Bond Fund

Approval of Advisory Agreements (continued)

Economies of Scale

Because the Fund had not yet commenced operations and the actual asset base of the Funds has not yet been determined, the Board noted that there was no historical information regarding economies of scale with respect to the Fund to be reviewed. The Board noted that it would review such information in connection with the annual renewal of the advisory and subadvisory agreements.

Other Benefits to the Manager and the Subadviser

The Board considered potential “fall-out” or ancillary benefits anticipated to be received by the Manager and the Subadviser. The Board concluded that any potential benefits to be derived by the Manager were similar to benefits derived by the Manager in connection with its management of the other Prudential Retail Funds, which are reviewed on an annual basis. The Board also concluded that any potential benefits to be derived by the Subadviser were consistent with those generally derived by subadvisers to the Prudential Retail Funds, and that those benefits are reviewed on an annual basis. The Board concluded that any potential benefits derived by the Manager and the Subadviser were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

After full consideration of these factors, the Board concluded that the approval of the agreements was in the interests of the Fund.

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■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.prudentialfunds.com

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Commission’s website.

TRUSTEES
Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Michael S. Hyland • Douglas H. McCorkindale • Stephen P. Munn • Richard A. Redeker • Judy A. Rice • Robin B. Smith • Stephen G. Stoneburn

OFFICERS
Judy A. Rice, President • Scott E. Benjamin, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Kathryn L. Quirk, Chief Legal Officer • Deborah A. Docs, Secretary • Timothy J. Knierim, Chief Compliance Officer • Valerie M. Simpson, Deputy Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Richard W. Kinville, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • John P. Schwartz, Assistant Secretary • Andrew R. French, Assistant Secretary • M. Sadiq Peshimam, Assistant Treasurer • Peter Parrella, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISER	Prudential Investment Management, Inc.	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and, if available, the summary prospectus, contain this and other information about the Fund. An investor may obtain a prospectus and, if available, the summary prospectus, by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The prospectus and, if available, the summary prospectus, should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudentialfunds.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via e-mail when new materials are available. You can cancel your enrollment or change your e-mail address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, Prudential Absolute Return Bond Fund, Prudential Investments, Attn: Board of Trustees, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (202) 551-8090. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each fiscal quarter.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

Prudential Absolute Return Bond Fund
Share Class	A	C	Q	Z
NASDAQ	PADAX	PADCX	PADQX	PADZX
CUSIP	74441J852	74441J845	74441J837	74441J829

MF213E2    0202277-00003-00

Item 2 – Code of Ethics – Not required, as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 – Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits

(a)	(1)	Code of Ethics – Not required, as this is not an annual filing.

	(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

	(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential Investment Portfolios 9

By:	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date:	June 20, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date:	June 20, 2011

By:	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date:	June 20, 2011